       As filed electronically with the Securities and Exchange Commission on February 15, 2006.

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 33-507
Pre-Effective Amendment No. ______
Post-Effective Amendment No. 65

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 1940 Act File No. 811-4419

Amendment No. 66

                        (Check appropriate box or boxes.)

                         AEGON/Transamerica Series Trust
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716 (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

     John K. Carter, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[X]  75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ]  On (Date) pursuant to paragraph (a) (1) of Rule 485.

[ ]  On (Date) pursuant to paragraph (a) (2) of Rule 485.

[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]  On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 This Amendment to the Registration Statement of AEGON/Transamerica Series Trust relates only to International Moderate Growth Fund, a separate series of AEGON/Transamerica Series Trust. The prospectuses and statements of additional information for the other series of AEGON/Transamerica Series Trust, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

                                                       PROSPECTUS

                                               AEGON/TRANSAMERICA
                                                     SERIES TRUST

                               INTERNATIONAL MODERATE GROWTH FUND

                                                      May 1, 2006

   AS WITH ALL FUND PROSPECTUSES, THE SECURITIES AND EXCHANGE
                           COMMISSION
       HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
          PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
    ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

------------------------------------------------------- AEGON/TRANSAMERICA SERIES TRUST
Information about each portfolio you               i    Investor Information
should know before investing                            IMGF/INTERNATIONAL MODERATE GROWTH FUND

------------------------------------------------------- ADDITIONAL INFORMATION -- ALL PORTFOLIOS
Additional information                             1    Management
regarding AEGON/Transamerica                       2    Other Information
Series Trust portfolios.

------------------------------------------------------- FOR MORE INFORMATION
Where to learn more                       Appendix A    Explanation of Strategies and Risks
about each portfolio.                                   Back Cover

Investor Information
[GLOBE ICON]
OVERVIEW
--------------------------

AEGON/Transamerica Series Trust (Trust or ATST), formerly known as AEGON/Transamerica Series Fund, Inc., currently offers several separate series or investment portfolios. This prospectus describes the International Moderate Growth Fund portfolio (the "portfolio"). The Trust is an open-end management investment company, more commonly known as a mutual fund.

Shares of the ATST portfolios are intended to be sold to certain asset allocation portfolios and to separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company, to fund the benefits under certain individual flexible premium variable life insurance policies, and individual and group variable annuity contracts.

INVESTMENT CONSIDERATIONS

- Each ATST portfolio has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

- No single portfolio should be a complete investment program; consider diversifying your portfolio choices.

- You should evaluate each portfolio in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which portfolios are right for you.

This prospectus relates to the International Moderate Growth Fund only.

RISKS

- There can be no assurance that the portfolio will achieve its investment goal or objective.

- Because you could lose money by investing in the portfolio, take the time to read the portfolio description and consider all risks before investing.

- All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your LONG-TERM investment goals.

- Portfolio shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Portfolio shares involve investment risks, including the possible loss of principal.

- Past performance does not necessarily indicate future results.

More detailed information about the portfolio, its investment policies, and its particular risks can be found in the AEGON/Transamerica Series Trust Statement of Additional Information (SAI) for the portfolio.

TO HELP YOU UNDERSTAND . . .

In this prospectus, you will see the symbols below.

These are "icons" which serve as tools to direct you to the type of information that is included in the accompanying paragraphs.

The icons are for your convenience and to assist you as you read this prospectus.

       The target directs you to the portfolio's goal or objective.
[BULLSEYE]

       The chess piece indicates discussion about the portfolio's strategies. [CHESS PIECE]

       The stoplight indicates the risks of investing in the portfolio. [STOP LIGHT]

[GRAPH]The graph indicates investment performance.

       The question mark provides information on the total annualized weighted average expense ratios of the asset allocation portfolios.
[QUESTION]

       The briefcase provides information about portfolio management.
[BRIEF CASE]

       The money sign provides financial information about the portfolio. [DOLLAR SYMBOL]

PLEASE NOTE: THE NAMES, INVESTMENT OBJECTIVES, AND POLICIES OF CERTAIN PORTFOLIOS MAY BE SIMILAR TO THE NAMES, INVESTMENT OBJECTIVES AND POLICIES OF OTHER PORTFOLIOS THAT ARE MANAGED BY THE SAME SUB-ADVISER. THE INVESTMENT RESULTS OF THE TRUST'S PORTFOLIO MAY BE HIGHER OR LOWER THAN THE RESULTS OF THESE PORTFOLIOS. THERE IS NO ASSURANCE, AND NO REPRESENTATION MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE TRUST'S PORTFOLIOS WILL BE COMPARABLE TO ANY OTHER PORTFOLIO.

---------------------
This portfolio may be appropriate for investors who seek capital appreciation with a longer-term time horizon and who can tolerate substantial market volatility.

  International Moderate Growth Fund
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks capital appreciation with current income as a secondary objective.
[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio seeks its investment objective by investing its assets in a diversified combination of underlying portfolios of AEGON/Transamerica Series Trust ("ATST") and Transamerica IDEX Mutual Funds ("TA IDEX") which invest in equity and fixed income securities of issuers tied economically to a number of countries throughout the world (the "underlying funds").

In seeking its investment objective, the portfolio follows the following investment strategies:

 - Under normal market conditions, it seeks to allocate its investments in underlying funds to hold a mix of approximately 60% of its assets in equity securities of issuers economically tied to a number of developed countries, 35% of its assets in fixed income securities of issuers economically tied to a number of developed countries, and 5% of its assets in equity and fixed income securities of issuers economically tied to a number of emerging market countries. These percentages may vary at different times.

 - The portfolio decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, global markets' current valuations, historical performance and other economic factors.

 - The portfolio seeks to periodically adjust its allocations to favor investments in those underlying funds that are expected to provide the most favorable outlook for achieving its investment objective.

 - The portfolio may also invest directly in government securities and short-term commercial paper.

The portfolio will not try to pinpoint the precise moment when a sudden adjustment to its allocations should be made. Instead, the portfolio generally will gradually adjust its allocations to favor investments that it believes will provide the most favorable outlook for achieving its investment objective It is not possible to predict the extent to which the portfolio will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and polices, the portfolio may be a significant shareholder in certain underlying funds.

The portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the portfolio's asset allocations and periodic changes thereto, and other portfolio investments.

DESCRIPTIONS OF UNDERLYING FUNDS

This section describes the underlying funds in which the portfolio may invest and summarizes their respective investment objectives and principal investment strategies and risks. The underlying funds may change from time to time. Further information about an underlying fund is contained in that underlying fund's prospectuses, each available online at www.transamericaseriestrust.com in the case of the ATST underlying funds and www.transamericaidex.com in the case of the TA IDEX underlying funds.

 - TA IDEX AllianceBernstein International Value seeks long-term growth of capital by investing primarily in equity securities of established companies from more than 40 industries and from more than 40 developed countries. The fund primarily invests in issuers that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. The fund's investment policies emphasize investments that are determined to be undervalued by the fund's sub-adviser. The principal risks of investing in this underlying fund are: stocks risk; value risk; foreign securities risk; liquidity risk; derivatives risk; options risk; short sales risk; repurchase agreements risk; credit risk; hedging risk; currency risk; interest rate risk; warrants and rights risk; securities lending risk; convertible securities risk; and leveraging risk.

 - TA IDEX American Century International seeks capital growth by investing principally in equity securities of growing foreign companies. The fund manager uses a growth investment strategy developed by the fund's sub-adviser to invest in stocks of companies that it believes will increase in value over time. The principal risks of investing in this underlying fund are: stocks risk; growth stocks risk; foreign securities risk;

                                      ATST
                   IMGF- 1 International Moderate Growth Fund currency risk; derivatives risk; and convertible securities risk.

 - TA IDEX Clarion Global Real Estate Securities seeks long-term total return from investments principally in equity securities of real estate companies that include common stocks and convertible securities (under normal conditions, the fund will invest at least 80% of its assets in a portfolio of issuers that are principally engaged in the real estate industry). Total return consists of realized and unrealized capital gains and losses plus income. The fund's portfolio is composed of investments in issuers that are economically tied to at least three different countries, including the United States. The principal risks of investing in this underlying fund are: stocks risk, foreign securities risk, REITs risk, small- or medium- sized companies risk, portfolio turnover risk, convertible securities risk, fixed income securities risk, real estate securities risk, and mortgage-related securities risk.

 - TA IDEX Evergreen International Small Cap seeks capital growth by investing principally in equity securities of small companies located in at least three countries, one of which may be the United States (the fund normally invests at least 80% of its assets in securities of issuers located in at least three countries and in equity securities such as common stocks, convertible securities and preferred stocks). The fund seeks to invest in equity securities of issuers that the sub-adviser believes are well-managed and positioned to achieve above-average increases in revenue and earnings and have strong prospects for continued revenue growth. The principal risks of investing in this underlying fund are: stocks risk; foreign securities risk; emerging markets risk; small companies risk; fixed income securities risk; preferred stocks risk; convertible securities risk; real estate securities risk; derivatives risk; and currency risk.

 - TA IDEX Federated Market Opportunity seeks to provide moderate capital appreciation and high current income by investing, under normal market conditions, in domestic and foreign securities that the fund's sub-adviser deems to be undervalued or out-of-favor or securities that it believes are attractive due to their income-producing potential. The principal risks of investing in this underlying fund are: stocks risk; value risk; foreign securities risk; emerging market risk; currency risk; fixed income securities risk; interest rate risk; credit risk; high yield debt security risk; country, sector or industry focus risk; convertible securities risk; REITs risk; investment companies risk; hedging risk; hybrid instruments risk; liquidity risk; leveraging risk; derivatives risk; options risk; exchange-traded funds risk; and portfolio turnover risk.

 - TA IDEX JPMorgan International Bond seeks high total return by investing in high-quality, non-dollar denominated government and corporate debt securities of foreign issuers. The fund's sub-adviser seeks to achieve this objective by investing at least 80% of the fund's assets in high-quality bonds (debt securities with outstanding maturities of at least one year, under normal market conditions. A bond is deemed to be "high-quality" if it has a rating of AA- or higher from Standard & Poor's Corporation ("S&P") or Aa3 or higher from Moody's Investors Service, Inc. ("Moody's") (or is an unrated security determined to be of comparable quality by the sub-adviser)). The principal risks of investing in this underlying fund are: non-diversification risk; fixed-income securities risk; foreign securities risk; emerging markets risk; credit risk; interest rate risk; currency risk; country, sector or industry risk; derivatives risk; hedging risk; liquidity risk; options risk; and market risk.

 - TA IDEX Marsico International Growth seeks long-term growth of capital by investing primarily in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in common stocks of companies operating in emerging markets. The principal risks of investing in this underlying fund are: stocks risk; growth securities risk; foreign securities risk; emerging markets risk; currency risk; and default risk.

 - TA IDEX Mercury Global Allocation seeks to provide high total investment return by investing in a portfolio of both equity and fixed income securities, including money market securities and other short-term securities or instruments, of issuers located around the world. At any time, the fund may emphasize either debt securities or equity securities. The principal risks of investing in this underlying fund are: stocks risk; value risk; foreign securities risk; small- or medium-sized companies risk; currency risk; liquidity risk;
                                      ATST
                   IMGF- 2 International Moderate Growth Fund preferred stocks risk; convertible securities risk; fixed income securities risk; distressed securities risk; high yield debt security risk; interest rate risk; precious metal related securities risk; credit risk; real estate securities risk; warrants and rights risk; hedging risk; derivatives risk; securities lending risk; and syndicated bank loans risk.

 - TA IDEX Neuberger Berman International seeks long-term growth of capital by investing primarily in common stocks of foreign companies of any size, including companies in developed and emerging industrialized markets. The fund looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. The principal risks of investing in this underlying fund are: stocks risk; value risk; growth stocks risk; foreign securities risk; country, sector or industry focus risk; emerging markets risk; small-or medium-sized companies risk; derivatives risk; credit risk; interest rate risk; currency risk; hedging risk; securities lending risk; liquidity risk; and leveraging risk.

 - TA IDEX Oppenheimer Developing Markets aggressively seeks capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of issuers that are economically tied to one or more emerging market countries. In selecting securities, the fund's sub-adviser looks primarily for foreign companies in developing markets with high growth potential. The principal risks of investing in this underlying fund are: stocks risk; growth stocks risk; foreign securities risk; emerging markets risk; country, sector or industry focus risk; small- or medium-sized companies risk; fixed income securities risk; convertible securities risk; preferred stocks risk; currency risk; liquidity risk; derivatives risk; options risk; hedging risk; credit risk; interest rate risk; warrants and rights risk and portfolio turnover risk.

 - TA IDEX Templeton Great Companies Global seeks long-term growth of capital through the allocation of assets between a domestic and an international portfolio managed by two different sub-advisers. The domestic portfolio invests in common stocks of U.S. based companies that meet the sub-adviser's screens. The international portfolio invests in foreign securities, primarily foreign equity securities. The principal risks of investing in this underlying fund are: stocks risk; foreign securities risk; emerging market risk; derivatives risk; country, sector or industry focus risk; small-or medium-sized companies risk; fixed income securities risk; and preferred stocks risk.

- TA IDEX Van Kampen Emerging Markets Debt seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The principal risks of investing in this underlying fund are: non-diversification risk; fixed-income security risk; foreign securities risk; emerging markets risk; currency risk; derivatives risk; and market risk.

Under adverse or unstable market conditions, the underlying funds can invest some or all of their assets in cash, repurchase agreements and money market instruments. Although the underlying funds will do this only in seeking to avoid losses, the underlying funds may be unable to pursue their investment objective during that time, and it could reduce the benefit from any upswing in the market. These defensive positions, in turn, would affect the portfolio.

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

The portfolio is subject to the following primary investment risks, which derive from the risks of the underlying funds in which it invests (each underlying fund is not necessarily subject to each list listed below -- see the description of the underlying funds above):

UNDERLYING FUNDS

Because the portfolio invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. The portfolio is indirectly subject to all of the risks associated with an investment in the underlying funds, as described in this prospectus. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying funds in which it invests, and it is subject to business and regulatory developments affecting the underlying funds.
                                      ATST
                   IMGF- 3 International Moderate Growth Fund

ASSET ALLOCATION

The Portfolio Construction Manager allocates the portfolio's assets among various underlying funds. These allocations may be unsuccessful in maximizing the portfolio's return and/or avoiding investment losses.

STOCKS

While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in small- and medium-sized companies, as well as investments in growth stocks.

FOREIGN SECURITIES

Investments in securities issues by foreign companies or governments may subject the portfolio to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.

EMERGING MARKETS RISK

Investing in the securities of issuers located in or principally doing business in emerging markets entails foreign securities risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries typically are less diverse and mature than those in developed countries, and their political systems often are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments and may be more volatile, less liquid and may require special custody or other arrangements.

FIXED INCOME SECURITIES

Investments in fixed income securities may subject to the portfolio to interest rate risk, as the value of fixed income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed income securities with longer durations. In addition, investments in fixed income securities may expose the portfolio to credit risk, which is the risk that an issuer of a fixed income security will default or not be able to meet its financial obligations.

PORTFOLIO TURNOVER

The underlying funds may engage in a significant number of short-term transactions, which may adversely affect portfolio performance. Increased turnover results in higher brokerage costs or mark-up charges for the underlying funds. The underlying funds ultimately pass these costs on to shareholders.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the portfolio publishes its holdings on its website at www.transamericaseriestrust.com approximately 30 days after the end of each calendar quarter. Such information will generally remain on line for up to six months or as otherwise consistent with applicable regulations.

(GRAPH ICON)
PAST PERFORMANCE
-----------------------------------------

No performance is shown for the portfolio, as it was not available until May 1, 2006. Performance information for the portfolio will appear in a future version of this prospectus once the portfolio has a full calendar year of performance information to report to investors.

(MONEY ICON)
EXPENSES
--------------------------

When you use this portfolio to fund your product, you will pay certain fees and expenses in connection with the portfolio. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fee or charges associated with an insurance company separate account or imposed by your product.
                                      ATST
                   IMGF- 4 International Moderate Growth Fund

FEE TABLE

ANNUAL PORTFOLIO OPERATING EXPENSES(a) (expenses that are deducted from portfolio assets)

% of average daily net assets

                                           CLASS OF SHARES
                                         INITIAL     SERVICE
------------------------------------------------------------
Management fees                            0.10%       0.10%
Rule 12b-1 fees                            0.00%(b)    0.25%
Other expenses                             0.09%       0.09%
                                         -------------------
TOTAL                                      0.19%       0.44%
Expense reduction(c)                       0.00%       0.00%
                                         -------------------
NET OPERATING EXPENSES                     0.19%       0.44%
------------------------------------------------------------

(a) Annual portfolio operating expenses are based on the portfolio's estimated expenses.
(b) The Trust's Board of Trustees has adopted a Rule 12b-1 distribution plan under which Initial Class shares may be subject to a distribution fee equal to an annual rate of 0.15% of the portfolio's average daily net assets attributable to Initial Class shares. The Board of Trustees has determined that no fees will be paid under such plan through at least April 30, 2007. The Board of Trustees reserves the right to cause such fees to be paid after that date.
(c) Contractual arrangement with Transamerica Fund Advisors, Inc. (TFAI) through April 30, 2007 to waive fees and/or reimburse expenses to the extent such expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if in any month the estimated annualized portfolio operating expenses are less than 0.45%.

EXPENSE EXAMPLE

This example shows what an investor could pay in expenses over time. The purpose of this example is to assist an investor in comparing the cost of investing in this portfolio with the cost of investing in other portfolios. It uses the same hypothetical conditions that other portfolios use in their prospectuses: It does not reflect separate account or insurance contract fee: and charges. $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

SHARE CLASS                                1 YEAR   3 YEAR
-----------------------------------------------------------
Initial Class                               $19      $ 61
Service Class                               $45      $141
-----------------------------------------------------------

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: Transamerica Fund Advisors, Inc. (TFAI), 570 Carillon Parkway, St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Additional Information" in this prospectus.

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.10% (accrued daily and paid monthly).

PORTFOLIO CONSTRUCTION MANAGER: Morningstar Associates, LLC (Morningstar), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a portfolio construction manager, and, as such, makes asset allocation and fund selection decisions for the portfolio.

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION: The portfolio construction manager receives compensation from the investment adviser (accrued daily and paid monthly) at the annual rate of portfolio's average daily net assets of 0.10% of the portfolio's average daily net assets.

PORTFOLIO MANAGER:

TODD PORTER is currently the Portfolio Manager for all the ATST and TA IDEX Asset Allocation fund of funds such as this portfolio. He is a Chartered Financial Analyst (CFA), and has been an institutional consultant since 1999. Prior to joining Morningstar, he was a corporate governance consultant for the Gordon Group from 1990 to 1995. He received a B.A. and M.A. in Economics from the University of California, Berkeley (1983) and Harvard University (1985), respectively.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities of the portfolio.

A discussion regarding the basis of the Trust's Board of Trustees' approval of the portfolio's advisory arrangements will be available in the Trust's semi-annual report for the fiscal period ending June 30, 2006.

UNDERLYING FUND EXPENSES:

Shareholders in the Portfolio will bear indirectly the proportionate expenses of the underlying ATST and TA IDEX funds in which the Portfolio invests.

After combining the total net operating expenses of the Portfolio with the weighted average of the estimated total net operating expense ratios of the Initial Class shares of the underlying ATST funds
                                      ATST
                   IMGF- 5 International Moderate Growth Fund and Class I shares of the underlying TA IDEX funds in which the Portfolio contemplates to invest, the total annualized weighted average expense ratios of each class of shares of the Portfolio (calculated as a percentage of average net assets) are estimated to be as follows:

                                   INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------
                                   %......               %
----------------------------------------------------------------

These expense ratios are estimates only, and may vary.

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Because the portfolio commenced operations on May 1, 2006, there are no financial highlights for fiscal year ended December 31, 2005.

                                      ATST
                   IMGF- 6 International Moderate Growth Fund

Additional Information -- All portfolios


[QUESTION ICON]
REGULATORY PROCEEDINGS
---------------------------------------------------

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Trust's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the portfolios currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the portfolios are not aware of any allegation of wrongdoing against them and their board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the portfolios, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the portfolios and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the portfolios, will bear the costs regarding these regulatory matters.

Morningstar has confirmed, as of the time this prospectus is printed, that there are no ongoing legal proceedings that are likely to have a material adverse effect on the Fund or on the ability of Morningstar to perform under the asset allocation management agreement.

[QUESTION ICON]
MANAGEMENT
--------------------------------

The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. It oversees the operation of the Trust by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

Transamerica Fund Advisors, Inc., located at 570 Carillon Parkway, St. Petersburg, Florida 33716, has served as the Trust's investment adviser since 1997. The investment adviser is directly owned by Western Reserve (77%) and AUSA Holding Company (23%), both of which are indirect wholly-owned subsidiaries of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group.

Subject to the supervision of the Trust's Board, the investment adviser is responsible for furnishing continuous advice and recommendations to the Trust as to the acquisition, holding or disposition of any or all of the securities or other assets which the portfolios may own or contemplate acquiring from time to time; causing its officers to attend meetings and furnishing oral or written reports, as the Trust may reasonably require, in order to keep the Trust's Board and appropriate officers of the Trust fully informed as to the conditions of the investment portfolio of each portfolio, the investment recommendations of the investment adviser, and the investment considerations which have given rise to those recommendations; supervising the purchase and sale of securities of the portfolios as directed by the appropriate officers of the Trust; and maintaining all books and records required to be maintained by the investment adviser.

The Trust has received an order from the Securities and Exchange Commission that permits the Trust and the investment adviser, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on the same sub-advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser.

   In such circumstances, shareholders would receive notice and information about the new

                   1 Additional Information -- All portfolios sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

EXPENSE REIMBURSEMENT

TFAI has entered into an expense limitation agreement with the Trust on behalf of the portfolio, pursuant to which TFAI has agreed to reimburse the portfolio for certain operating expenses so that the total annual operating expenses of the portfolio does not exceed the total operating expenses specified for the portfolio (expense cap) in the portfolio's then-current SAI. The Trust, on behalf of the portfolio, will at a later date, reimburse TFAI for operating expenses previously paid on behalf of the portfolio during the previous 36 months, but only if, after such reimbursement, the portfolio's expense ratio does not exceed the expense cap. The agreement had an initial term through April 30, 2001, and automatically renews for one-year terms unless TFAI provides written notice to the Trust at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by the Trust, without payment of any penalty, upon ninety (90) days' prior written notice to TFAI.

In the discussions of the underlying portfolio included in this prospectus, you found descriptions of the associated principal strategies and risks. For a more detailed explanation of those strategies and risks, and those of the other types of investments in which they may invest, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

[QUESTIONMARK ICON]
OTHER INFORMATION
------------------------------------------

SHARE CLASSES

ATST has two classes of shares an Initial Class and a Service Class. Initial Class shares and Service Class shares have different expense structures. Initial Class shares can have up to a maximum Rule 12b-1 fee equal to an annual rate of 0.15% (expressed as a percentage of average daily net assets of portfolio), but the Trust does not intend to pay any distribution fees for Initial Class shares through April 30, 2007. The Trust reserves the right to pay such fees after that date.

Service Class shares have a maximum Rule 12b-1 fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the portfolio). These fees and expenses will lower investment performance.

PURCHASE AND REDEMPTION OF SHARES

As described earlier in this prospectus, shares of the portfolio are intended to be sold to certain asset allocation portfolios and to certain separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. The Trust currently does not foresee any disadvantages to investors if a portfolio serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a portfolio serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a portfolio might be required to redeem the investment of one or more of its separate accounts from the portfolio, which might force the portfolio to sell securities at disadvantageous prices.

Shares are sold and redeemed at their net asset value (NAV) without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.) Shares of the portfolio are purchased or redeemed at the NAV per share next determined after receipt and acceptance by the Trust's distributor (or other agent) of a purchase order or receipt of a redemption request. The portfolio reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares (in whole or in part), to discontinue offering shares at any time, or to cease investment operations entirely.

                   2 Additional Information -- All portfolios

VALUATION OF SHARES

The NAV of all portfolios is determined on each day the New York Stock Exchange
(NYSE) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a portfolio does not price its shares (therefore, the NAV of a portfolio holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the portfolios).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business of the NYSE, usually 4:00 p.m. Eastern Time, receive the share price determined at the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the share price at the close of the NYSE the next day the NYSE is open.

Orders for shares of the ATST Asset Allocation portfolios and other fund of funds portfolios of the Trust and corresponding orders for the underlying portfolios/funds in which they invest are priced on the same day when orders for shares of the ATST Asset Allocation portfolios are received. Thus, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the ATST Asset Allocation portfolios by regular closing time of the NYSE is deemed to constitute receipt of a proportional order for the corresponding underlying portfolios/funds on the same day, so that both orders receive that day's NAV.

HOW NAV IS CALCULATED

The NAV of the portfolio (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number or shares of the portfolio (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the Nasdaq Official Closing Price (NOCP). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with portfolio's valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at

                   3 Additional Information -- All portfolios approximately the time at which the portfolio determines its NAV.

DIVIDENDS AND DISTRIBUTIONS

The portfolio intends to distribute substantially all of its net investment income, if any. Dividends and capital gains distributions of the remaining portfolios are typically declared and reinvested annually. Dividends and distributions are paid in additional shares on the business day following the ex-date. Distributions of short-term capital gains are included as distributions of net investment income.

TAXES

The portfolio has either qualified and expects to continue to qualify in its initial year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). As qualified, the portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is the portfolio's intention to distribute all such income and gains.

Shares of the portfolio are offered only to the separate accounts of Western Reserve and its affiliates. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see "Federal Income Tax Considerations" included in the respective prospectuses for the policies and the annuity contracts.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the portfolio. The portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on each portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by safe harbor rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisors.

DISTRIBUTION AND SERVICE PLANS

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the
Plan) and pursuant to the Plan, entered into a Distribution Agreement with AFSG Securities Corporation (AFSG) located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the portfolio. Under the Plan, the Trust, on behalf of the portfolio, is permitted to pay to various service providers up to 0.15% of the average daily net assets of the portfolio attributable to the Initial Class as payment for actual expenses incurred in connection with the distribution of the Initial Class shares of the portfolio. For the sale and distribution of Service Class shares, the Trust may pay to various service providers up to 0.25% of the average daily net assets of the portfolio attributable to the Service Class. Because the Trust pays these fees out of its assets on an on-going basis, over time these fees will increase the cost of your investment

                   4 Additional Information -- All portfolios and may cost you more than paying other types of sales charges.

As of the date of this prospectus, the Trust has not paid any distribution fees under the Plan with respect to Initial Class shares, and does not intend to do so for Initial Class shares before April 30, 2007. You will receive written notice prior to the payment of any fees under the Plan relating to Initial Class shares. The Trust may, however, pay fees relating to Service Class shares.

OTHER DISTRIBUTION ARRANGEMENTS

The insurance companies that selected the portfolio as an investment option for the variable annuity contracts and variable life insurance policies that they issue and distribute, Western Reserve Life Assurance Co. of Ohio (WRL), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company (together, the "Transamerica Insurance Companies"), are affiliated with TFAI. The Transamerica Insurance Companies, AFSG and TFAI may use a variety of financial and accounting methods to allocate resources and profits across the Transamerica group of companies. These methods may take the form of internal credit, recognition or cash payments within the group. These methods do not impact the cost incurred when investing in the portfolio. Additionally, if the portfolio is sub-advised by an affiliate of the Transamerica Insurance Companies and TFAI, the Transamerica group of companies may retain more revenue than on those portfolios sub-advised by non-affiliated entities. For example, TFAI is a majority-owned subsidiary of WRL, and TFAI's business profits (from managing the portfolios) may directly benefit WRL. Also, management personnel of the Transamerica Insurance Companies could receive additional compensation if the amount of investments in the ATST portfolios meets certain levels, or increases over time. These affiliations, methods and arrangements may provide incentives for the Transamerica Insurance Companies to make the portfolio's shares available to current or prospective variable contract owners to the detriment of other potential investment options.

In addition, the Transamerica Insurance Companies and/or AFSG, out of their own assets and not out of portfolio assets (i.e., without additional cost to the portfolio), may provide cash payments or non-cash payments to financial intermediaries as a means to promote the distribution of variable contracts (and thus, indirectly, the portfolio's shares).

All these arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the portfolios, and thus, do not result in increased portfolio expenses, and are not reflected in the fees and expenses tables included in this prospectus.

Investors should consult the prospectus of the separate accounts that issue the variable contracts that they have purchased to learn about specific incentives and financial interests that their insurance agent, broker or other financial intermediaries may receive when they sell variable contracts to you and to learn about revenue sharing arrangements relevant to the insurance company sponsor of the separate account.

Investors may also obtain more information about these incentives and revenue sharing arrangements, including the conflicts of interests that such arrangements potentially may create, from their insurance agents, brokers and other financial intermediaries, and should so inquire if they would like additional information. An investor may ask his/her insurance agent, broker or financial intermediary how he/she will be compensated for investments made in the portfolio.

Revenue sharing arrangements may encourage insurers and other financial intermediaries to render services to variable contract owners and qualified plan participants, and may also provide incentive for the insurers and other intermediaries to make the portfolios' shares available to current or prospective variable contract owners to the detriment of other investment options.

MARKET TIMING/EXCESSIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into portfolios when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a portfolio may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of portfolio shares may disrupt portfolio management by adversely impacting the ability of the portfolio sub-

                   5 Additional Information -- All portfolios adviser to invest assets in an orderly, long-term manner, and generate forced and unplanned portfolio turnover, lost opportunity costs and large asset swings that decrease the portfolio's ability to provide maximum investment return to all investors. Also, a portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs. Ultimately, this practice may hurt portfolio performance.

THE ATST BOARD OF TRUSTEES HAS APPROVED POLICIES AND PROCEDURES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING.

The portfolios rely on the insurance companies that offer shares of the portfolios as investment options for variable contracts to monitor short-term and frequent trading by their customers. The portfolios seek periodic certifications from the insurance companies that they have policies and procedures in place designed to monitor and prevent market timing or excessive trading activity by their customers, and that they will use their best efforts to prevent market timing or excessive trading activity that appears to be in contravention of the portfolio's policies on market timing or excessive trading as disclosed in this prospectus. In addition, each portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse any request to purchase shares, including purchases in connection with an exchange transaction and orders that have been accepted by an intermediary, which it reasonably determines to be in connection with market timing or excessive trading by a contract or policy owner (a "contract owner") or by accounts of contract owners under common control (for example, related contract owners, or a financial adviser with discretionary trading authority over multiple accounts). However, the portfolios reserve the right to determine less active trading to be "excessive" or related to market timing. The portfolios apply these policies and procedures to all investors on a uniform basis.

While the portfolios discourage market timing and excessive short-term trading, the portfolios cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the portfolios restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured, and there is no guarantee that the procedures used by the insurance companies will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the insurance companies' ability to deter such activity may be limited by operational and information systems capabilities. Due to the risk that insurance companies may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity. Investors should review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent, short-term trading.

Reallocations in underlying portfolios by an ATST Asset Allocation portfolio in furtherance of a portfolio's objective are not considered to be market timing or excess trading.

IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT INVEST IN SHARES OF THIS PORTFOLIO.

                   6 Additional Information -- All portfolios

Appendix A
Explanation of Strategies and Risks

HOW TO USE THIS SECTION

In the discussions of the portfolio, you found descriptions of the principal strategies and risks associated with the portfolio. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the portfolio. Then refer to this section and read about the risks particular to the portfolio. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 (1940 Act) classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a portfolio's assets over a number of issuers to reduce risk. A non-diversified portfolio has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified portfolio, its share price can be expected to fluctuate more than a diversified portfolio. The portfolio qualifies as a diversified fund.

CONCENTRATION

Unless otherwise stated in the portfolio's objective or its principal strategies and policies, as a fundamental policy governing concentration, no portfolio will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies.

INVESTING IN COMMON STOCKS

Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When an underlying fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell portfolio shares, causing you to lose money. This is called market risk.

INVESTING IN PREFERRED STOCKS

Because these stocks may include obligations to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)

INVESTING IN CONVERTIBLE SECURITIES, PREFERRED STOCKS, AND BONDS

Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price as the common stock does, adding to their market risk.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your portfolio may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile portfolio is down, you could lose more. Price changes may be temporary and for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:

 - CHANGES IN INTEREST RATES. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

 - LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is

                                  1 Appendix A

Appendix A
Explanation of Strategies and Risks (continued)

   more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

 - DEFAULTS. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

 - DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service (Moody's) and Standard & Poors Ratings Group (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

 - LOW RATING. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, subject to greater price volatility and are less liquid.

 - LACK OF RATING. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

 - LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash).

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

 - CHANGES IN CURRENCY VALUES. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of your fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

 - CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation.

 - CURRENCY TRADING COSTS. Some funds also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The portfolio incurs costs when it converts other currencies into dollars, and vice-versa.

 - DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

 - LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

 - LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S.

 - MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, an underlying fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

 - LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

 - SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

                                  2 Appendix A

Appendix A
Explanation of Strategies and Risks (continued)

 - HIGHER CUSTODIAL CHARGES. Fees charged by an underlying fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

 - VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. portfolio interest, dividends and capital gains may be subject to foreign withholding taxes.

 - POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

 - DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

 - HEDGING. An underlying fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting an underlying fund's currency exposure from one currency to another removes the portfolio's opportunity to profit from the original currency and involves a risk of increased losses for the underlying fund if the sub-adviser's projection of future exchange rates is inaccurate.

 - EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, an underlying fund's investing in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND DERIVATIVES

Besides conventional securities, an underlying fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include:

DERIVATIVES. An underlying fund uses derivative instruments as part of their investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A portfolio bears the risk that the counterparty could default under a swap agreement. Further, certain funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the

                                  3 Appendix A

Appendix A
Explanation of Strategies and Risks (continued)

performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment. These notes expose a portfolio economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, a portfolio may receive more or less principal than it originally invested. A portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the portfolios:

 - MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 - CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if an underlying fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

 - LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

 - LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an underlying fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, an underlying fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

 - LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an underlying fund will not engage in derivatives transactions at any time or from time to time. An underlying fund's ability to use derivatives may be limited by certain regulatory and tax considerations.

 - MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a portfolio's interest. If a portfolio manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a portfolio, the portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, the can

                                  4 Appendix A

Appendix A
Explanation of Strategies and Risks (continued)

   also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other portfolio investments. An underlying fund may also have to buy or sell a security at a disadvantageous time or price because the portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

   Other risks in using derivatives include the risk of mis-pricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an underlying fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an underlying fund's use of derivatives may cause the underlying fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the portfolio had not used such instruments.

INVESTING IN HYBRID INSTRUMENTS

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

INVESTING IN STOCK INDEX FUTURES

Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

 - inaccurate market predictions;
 - imperfect correlation;

 - illiquidity;
 - tax consequences;
 - potential unlimited loss; and
 - volatile net asset value due to substantial fluctuations in the value of these futures.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of an underlying fund's securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a portfolio's manager makes the incorrect prediction, the opportunity for loss can be magnified.

INVESTING IN FIXED-INCOME INSTRUMENTS

An underlying fund may invest in "Fixed-Income Instruments," which as used in the relative portfolio's prospectus include, among others:

 - securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
 - corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
 - mortgage-backed and other asset-backed securities;
 - inflation-indexed bonds issued both by governments and corporations;
 - structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
 - delayed funding loans and revolving credit facilities;
 - bank certificates of deposit, fixed time deposits and bankers' acceptances;
 - repurchase agreements and reverse repurchase agreements;

                                  5 Appendix A

Appendix A
Explanation of Strategies and Risks (continued)

 - debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
 - obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
 - obligations of international agencies or supranational entities.

An underlying fund may invest in derivatives based on Fixed-Income Instruments.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payment).

Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds. Investors in these bonds are exposed to the credit standing of the municipality. If the municipality defaults on the bonds, there may be a loss on the investment.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to Alternate Minimum Tax (AMT).

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Underlying funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

INVESTING IN SPECIAL SITUATIONS

An underlying fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of a portfolio manager, a

                                  6 Appendix A

Appendix A
Explanation of Strategies and Risks (continued)

company's securities may be undervalued, then potentially increase considerably in price, due to:

 - a new product or process;
 - a management change;
 - a technological breakthrough;
 - an extraordinary corporate event; or
 - a temporary imbalance in the supply of, and demand for, the securities of an issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to an underlying fund will depend on the size of the portfolio's investment in a situation.

PORTFOLIO TURNOVER

The underlying funds may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these portfolios, although certain tax rules may restrict a portfolio's ability to sell securities when the security has been held for less than three months. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a portfolio. The underlying funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

INVESTMENT STRATEGIES

The underlying funds are permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Trust's Board of Trustees. The underlying funds are not under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the portfolios to other risks and considerations, which are discussed in the SAI.

GROWTH INVESTING

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The underlying funds may underperform other portfolios that employ a different style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented portfolios typically will underperform when value investing is in favor.

ASSET ALLOCATION FUNDS

The performance of the asset allocation portfolios is dependent largely upon the performance of the underlying portfolios in which they invest. Each underlying portfolio's performance, in turn, depends on the particular securities in which that underlying portfolio invests. Accordingly, the portfolio is subject, indirectly, to all of the risks associated with its underlying portfolios.

In addition, each asset allocation portfolio bears its pro rata share of the underlying portfolios' expenses, and is subject to the effects of business and regulatory developments that affect the underlying portfolios, and the investment company industry generally.

VARIOUS INVESTMENT TECHNIQUES

Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the underlying funds' portfolios' of investments and are not used for leverage. Use of such strategies may result in a portfolio manager's failure to achieve the portfolio's goals. Also, limiting losses in this manner may cap possible gains.

IPOS

Initial public offerings (IPOs) are subject to specific risks which include, among others:

 - high volatility;
 - no track record for consideration;
 - securities are less liquid; and
 - earnings are less predictable.

                                  7 Appendix A

Appendix A
Explanation of Strategies and Risks (continued)

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, the underlying funds may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the underlying funds increase their cash or debt investment position, their income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when the underlying funds assume a temporary defensive position they may not be able to achieve its investment objectives.

INTERNET, INTRANET OR SECTOR RISK

An underlying fund may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of an underlying fund's shares may fluctuate more than shares of a portfolio investing in a broader range of industries.

SHORT SALES

An underlying fund may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, an underlying fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The underlying funds may outperform or underperform other portfolios that employ a different investment style. The underlying funds may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented portfolios will typically underperform when value investing is in favor.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

VALUE RISK

The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell. An underlying fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

                                  8 Appendix A

Appendix A
Explanation of Strategies and Risks (continued)

REPURCHASE AGREEMENTS

Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the other party to a repurchase agreement defaults on its obligation, an underlying fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, an underlying fund could lose money.

CREDIT RISK

An underlying fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

HIGH YIELD DEBT SECURITY RISK

High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A fund portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, an underlying fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing. When an underlying fund invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

DISTRESSED SECURITIES

An underlying fund may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, an underlying fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. An underlying fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

HEDGING

An underlying fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting an underlying fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

EMERGING MARKETS RISK

Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, an underlying fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

                                  9 Appendix A

Appendix A
Explanation of Strategies and Risks (continued)

CURRENCY RISK

When an underlying fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, an underlying fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

INTEREST RATE RISK

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If an underlying fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Investors should note that short-term interest rates are still near historic lows.

DEFAULT RISK

An underlying fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of an underlying fund.

WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

SECURITIES LENDING

An underlying fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an underlying fund may lose money and there may be a delay in recovering the loaned securities. An underlying fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to an underlying fund.

CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

LEVERAGING RISK

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the sub-adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an underlying fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an underlying fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease

                                  10 Appendix A

Appendix A
Explanation of Strategies and Risks (continued)

in the value of the underlying fund's portfolio securities.

COUNTRY, SECTOR OR INDUSTRY FOCUS

To the extent an underlying fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

PRECIOUS METAL RELATED SECURITIES

Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

MORTGAGE RISK

Mortgage-related securities in which an underlying fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. An underlying fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of an underlying fund because the fund will have to reinvest that money at the lower prevailing interest rates.

REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include:

 - declining real estate value
 - risks relating to general and local economic conditions
 - over-building
 - increased competition for assets in local and regional markets
 - increases in property taxes
 - increases in operating expenses or interest rates
 - change in neighborhood value or the appeal of properties to tenants
 - insufficient levels of occupancy
 - inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

REITS

Equity Real Estate Investment Trusts ("REITs") can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could

                                  11 Appendix A

Appendix A
Explanation of Strategies and Risks (continued)

occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

INVESTMENT COMPANIES

To the extent that an underlying fund invests in other investment companies such as Exchange-Traded portfolios ("ETFs"), it bears its pro rata share of these investment companies' expenses, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

EXCHANGE-TRADED PORTFOLIOS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and an underlying fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:
(i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

SYNDICATED BANK LOANS

An underlying fund may invest in certain commercial loans generally known as "syndicated bank loans" by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and an underlying fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund's liquidity needs. When purchasing a participation, an underlying fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, an underlying fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution's interests with respect to a loan may involve additional risks to an underlying fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, an underlying fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

                                  12 Appendix A

ADDITIONAL INFORMATION ABOUT THIS PORTFOLIO IS CONTAINED IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION (SAI), DATED MAY 1, 2006.

YOU MAY ALSO CALL 1-800-851-9777 TO REQUEST THIS ADDITIONAL INFORMATION ABOUT THE FUND WITHOUT CHARGE OR TO MAKE SHAREHOLDER INQUIRIES.

OTHER INFORMATION ABOUT THIS PORTFOLIO HAS BEEN FILED WITH AND IS AVAILABLE FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION. INFORMATION ABOUT THE FUND (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS, PUBLICINFO@SEC.GOV, OR BY WRITING TO THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102.

REPORTS AND OTHER INFORMATION ABOUT THE FUND ARE ALSO AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. (AEGON/TRANSAMERICA SERIES TRUST FILE NO. 811-4419.)

FOR MORE INFORMATION ABOUT THIS PORTFOLIO, YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS WITHOUT CHARGE, OR TO MAKE OTHER INQUIRIES ABOUT THIS PORTFOLIO, CALL THE NUMBER LISTED ABOVE. IN THE DECEMBER 31, 2006 ATST ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE PORTFOLIO'S PERFORMANCE SINCE ITS CREATION.

(AEGON/TRANSAMERICA SERIES TRUST FILE NO. 811-4419.)

                                                                             SAI




                               AEGON/TRANSAMERICA
                                  SERIES TRUST
                              570 CARILLON PARKWAY
                            ST. PETERSBURG, FL 33716
                            TOLL FREE: 1-800-851-9777


                       INTERNATIONAL MODERATE GROWTH FUND





                                                                     May 1, 2006




                       STATEMENT OF ADDITIONAL INFORMATION

International Moderate Growth Fund (the "Portfolio") is a series of AEGON/Transamerica Series Trust ("ATST"), an open-end management investment company that offers a selection of investment funds. ATST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio is diversified.


This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the ATST prospectus dated May 1, 2006, as it may be supplemented from time to time, which may be obtained free of charge by writing or calling ATST at the above address or telephone number. This SAI contains additional and more detailed information about ATST operations and activities than set forth in the prospectus. The ATST Annual Report to Policyowners for the Portfolio, when available, including the financial statements therein, will be incorporated by reference in the SAI.



                               INVESTMENT ADVISER:
                        TRANSAMERICA FUND ADVISORS, INC.


THE DATE OF THE PROSPECTUS TO WHICH THIS STATEMENT OF ADDITIONAL INFORMATION RELATES IS MAY 1, 2006, AND THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2006.

TABLE OF CONTENTS

AEGON/TRANSAMERICA SERIES TRUST

Information about the portfolio you should know before investing

(PLEASE NOTE: Please refer to your product prospectus for a listing of the portfolios that are offered through the product you have purchased.)



FUND HISTORY

INVESTMENT OBJECTIVES

FUNDAMENTAL INVESTMENT RESTRICTIONS

                           INDIVIDUAL PORTFOLIO INFORMATION
                   IMGF-1  International Moderate Growth Fund

POLICIES AND PRACTICES OF THE UNDERLYING FUNDS

                           Options, Futures and Other Derivative Instruments
                           Options on Securities and Indexes
                           Options on Foreign Currencies
                           Futures Contracts and Options thereon
                           Forward Contracts
                           Swaps and Wsap-Related Products
                           Credit Default Swaps
                           Euro Instruments
                           Special Investment Considerations and Risks
                           Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments
                           Foreign Investments
                           Emerging Markets
                           Other Investment Companies
                           Exchange Trades Funds ("EFTs")
                           When-Issued, Delayed Settlement and Forward Delivery Securities
                           Zero Coupon, Pay-In-Kind and Step Coupon Securities
                           Investments in the Real Estate Industry and Real Estate Investment Trusts ("REITS")
                           Mortgage-Related Securities
                           Income Producing Securities
                           Lending of Underlying Fund Securities
                           Illiquid and Restricted/144A Securities
                           Municipal Obligations
                           Municipal Bonds
                           Municipal Notes
                           Municipal Commercial Paper
                           Variable Rate Obligations
                           Loans
                           Equity Equivalents
                           Event-Linked Bonds
                           Collateralized Debt Obligations
                           Repurchase and Reverse Repurchase Agreements
                           Pass-Through Securities


                                     TOC-1

                           High-Yield/High-Risk Securities
                           Valuation Risks
                           Liquidity Risks
                           Warrants and Rights
                           U.S. Government Securities
                           Temporary Defensive Position
                           Other Securities in which the Fund May Invest
                           Corporate Debt Securities
                           Commercial Paper
                           International Agency Obligations
                           Bank Obligations or Savings and Loan Obligations
                           Variable or Floating Rate Securities
                           Preferred Stocks
                           Convertible Securities
                           Common Stocks

PORTFOLIO TRANSACTIONS AND BROKERAGE

                           Portfolio Turnover Rate
                           Disclosure of Portfolio Holdings

MANAGEMENT OF THE TRUST

                           Trustees and Officers
                           Code of Ethics
                           Proxy Voting Policies and Procedures
                           Investment Advisory and Other Services
                           Personal Securities Transactions
                           Administrative and Transfer Agency Services

PURCHASE AND REDEMPTION OF SHARES

                          Determination of Offering Price
                          Net Asset Valuation Determination

CALCULATION OF PERFORMANCE RELATED INFORMATION

                          Performance Information
                          Total Return
                          Yield Quotations
                          Taxes
                          The Trust
                          Financial Statements
OTHER INFORMATION
                          Independent Registered Certified Public Accountants
                          Custodian
                     A-1  Appendix A -- Investment Adviser's Proxy Voting
                     B-1  Appendix B -- Portfolio Manager Information


                                     TOC-2

INVESTOR INFORMATION

ORGANIZATION

The Portfolio commenced operations on May 1, 2006. It is a series of AEGON/Transamerica Series Trust (formerly, AEGON/Transamerica Series Fund, Inc.), a Delaware statutory trust that was formed by an Agreement and Declaration of Trust dated April 21, 2005. The Trust was originally a corporation formed under the laws of the State of Maryland on August 21, 1985. A special meeting of shareholders was held on April 19, 2005 for the purposes of approving, among other things, reorganizing from a Maryland corporation to a Delaware statutory trust. The shareholders approved this reorganization, and portfolios that have been formed as part of the Delaware statutory trust and which were identical to the then-current portfolios, assumed the assets and liabilities of the current portfolios and the Delaware statutory trust assumed the registration statement of the Maryland corporation. The Trust and its portfolios are intended to be sold to the separate accounts of life companies to fund benefits under policies ("Policies") or contracts ("Contracts") (collectively, the "Separate Accounts") (owners of the Separate Accounts, the "Policyowners") issued by Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), Transamerica Life Insurance Company (formerly PFL Life Insurance Company) ("Transamerica Life"), Western Reserve Life Assurance Co. of Ohio ("WRL") Peoples Benefit Life Insurance Company ("Peoples"), Transamerica Occidental Life Insurance Company ("Transamerica") and Transamerica Life Insurance and Annuity Company ("TALIAC") (effective October 1, 2005, TALIAC merged into Transamerica Life) (the "Life Companies"), TFLIC, Transamerica Life, WRL, Peoples, Transamerica, and TALIAC and certain underlying asset allocation portfolios are the only shareholders of the Portfolio. If a Life Company offers a portfolio of ATST in its respective products, and you own a Policy or a Contract of one of those Life Companies, you have the right to give voting instructions on certain shares of such portfolio. Shares may be offered to other life insurance companies in the future.

Because Portfolio shares are sold to Separate Accounts established to receive and invest premiums received under Policies and purchase payments received under the Contracts, it is conceivable that, in the future, it may become disadvantageous for variable life insurance Separate Accounts of the Life Companies to invest in the Trust simultaneously. Neither the Life Companies nor the Trust currently foresees any such disadvantages or conflicts. Any Life Company may notify the Trust's Board of a potential or existing conflict. The Trust's Board will then determine if a material conflict exists and what action, if any, is needed.

Such action could include the sale of Portfolio shares by one or more of the Separate Accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by the Policyowners. The Trust's Board might conclude that separate portfolios should be established under the Separate Accounts. If this happens, the affected Life Companies will bear the attendant expenses of establishing separate portfolios. As a result, Policyowners would no longer have the economies of scale typically resulting from a larger combined portfolio.

The Trust offers shares of the Portfolio and other series in ATST. All shares of a portfolio have equal voting rights, but only shares of a particular portfolio are entitled to vote on matters concerning only that portfolio. Each of the issued and outstanding shares of the Portfolio is entitled to one vote and to participate equally in dividends and distributions declared by the Portfolio and, upon liquidation or dissolution, to participate equally in the net assets of the portfolio remaining after satisfaction of outstanding liabilities. The shares of the Portfolio, when issued, will be fully paid and nonassessable, have no preferences, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights.

Only the Separate Accounts of the Life Companies may hold shares of the Portfolio and are entitled to exercise the rights directly as described above. To the extent required by law, the Life Companies will vote the Portfolio's shares held in the Separate Accounts, including Portfolio shares which are not attributable to Policyowners, at meetings of the Trust, in accordance with instructions received from persons having voting interests in the corresponding sub-accounts of the Separate Accounts. Except as required by the Investment Company Act of 1940 (the "1940 Act") the Trust does not hold regularly scheduled special shareholder meetings. If the 1940 Act or any regulation thereunder should be amended, or if present interpretation thereof should change, and as a result it is determined that the Life Companies are permitted to vote the Portfolio's shares in their own right, they may elect to do so. The rights of Policyowners are described in more detail in the prospectuses or disclosure documents for the policies and the annuity contracts, respectively.

INVESTMENT OBJECTIVE

The prospectus discusses the investment objective of the Portfolio, the underlying funds in which the Portfolio will invest, the respective investment objectives and principal investment strategies and risks of each underlying fund, and the policies and practices of the Portfolio. The following discussion of Investment Restrictions, Policies and Practices supplements those set forth in the prospectus.

                                      ATST
                    IMGF - International Moderate Growth Fund

         The Portfolio invests substantially all of its assets in underlying funds under normal market conditions. Consequently, the investment objective of the Portfolio is tied to the investment objectives of the underying funds in which it will invest in. As a result, there can be no assurance that the underlying funds and ultimately the Portfolio will, in fact, achieve their objectives. In addition, the investment objectives of the Portfolio, and its underlying funds, may be changed by the Board of Trustees without approval of shareholder or Policyowners.

FUNDAMENTAL INVESTMENT RESTRICTIONS

As indicated in the prospectus, the Portfolio is subject to certain fundamental policies and restrictions, which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. "Majority" for this purpose and under the 1940 Act means the lesser of (i) 67% of the outstanding voting securities represented at a meeting at which more than 50% of the outstanding voting securities of the Portfolio are represented or
(ii) more than 50% of the outstanding voting securities of the Portfolio. A complete statement of all such fundamental policies is set forth below. State insurance laws and regulations may impose additional limitations on the Portfolio's investments, including the portfolio's ability to borrow, lend and use options, futures and other derivative instruments. In addition, such laws and regulations may require that the Portfolio's investments meet additional diversification or other requirements.

The Portfolio has adopted the following fundamental restrictions:

1. Diversification

The Portfolio shall be a "diversified company" as that term is defined in the 1940 Act.

2. Borrowing

The Portfolio may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3. Senior Securities

The Portfolio may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Underwriting Securities

The Portfolio may not act as an underwriter of securities within the meaning of the Securities Act of 1933 ("1933 Act")except as permitted under the 1933 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of 1933 Act, the Portfolio may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

5. Real Estate

The Portfolio may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things,
(i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

6. Making Loans

The Portfolio may make loans only as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7. Concentration of Investments

The Portfolio may not "concentrate" its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that,


                                      ATST
                    IMGF - International Moderate Growth Fund without limiting the generality of the foregoing this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.


8. Commodities

The Portfolio may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

For purposes of Investment Restriction 7 above, the underlying funds are not considered to be an industry or group of industries.



                                      ATST
                    IMGF - International Moderate Growth Fund

INTERNATIONAL MODERATE GROWTH FUND

NON-FUNDAMENTAL INVESTMENT RESTRICTION

The Portfolio has adopted the following non-fundamental investment restriction, which may be changed by the Board of Trustees without shareholder approval:

(A) The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in "illiquid securities.




                                      ATST
                   IMGF 3 - International Moderate Growth Fund

                  POLICIES AND PRACTICES OF THE UNDERLYNG FUNDS

OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in the underlying funds' investment restrictions and policies.

OPTIONS ON SECURITIES AND INDICES. In an effort to increase current income and to reduce fluctuations in net asset value, an underlying fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. An underlying fund also may write call options that are not covered for cross-hedging purposes. An underlying fund may write and buy options on the same types of securities that the underlying fund may purchase directly. There are no specific limitations on an underlying fund's writing and buying of options on securities.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if an underlying fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if an underlying fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, an underlying fund will effect a "closing purchase transaction" -- the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the underlying fund previously has written. If an underlying fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the underlying fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, an underlying fund will forego the potential benefit represented by market appreciation over the exercise price.

When an underlying fund writes an option, an amount equal to the net premium (the premium less the commission) received by the underlying fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if an underlying fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, an underlying fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the underlying fund will realize a gain or loss.

The purpose of writing covered call options is to generate additional premium income for an underlying fund. This premium income will serve to enhance an underlying fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for an underlying fund.

Once the decision to write a call option has been made, an underlying fund's investment adviser or a sub-adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit an underlying fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If an underlying fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that an underlying fund will be able to effect such closing transactions at a favorable price. If an underlying fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. An underlying fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, an underlying fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. An underlying fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by an underlying fund.

Where an underlying fund may purchase put options, the underlying fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. An underlying fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to an underlying fund upon its exercise of a "put" is normally (i) the underlying fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the underlying fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the underlying fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. An underlying fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, an underlying fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. An underlying fundwill segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, an underlying fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, an underlying fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the underlying fund would suffer a loss. An underlying fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.


OPTIONS ON FOREIGN CURRENCIES. An underlying fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, an underlying fund may buy put options on the foreign currency. If the value of the currency declines, the underlying fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an underlying fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an underlying fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, an underlying fund could sustain losses on transactions in foreign currency options that would require the underlying fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to an underlying fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

An underlying fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, an underlying fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, an underlying fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the underlying fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and an underlying would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, an underlying fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

An underlying fund may write covered call options on foreign currencies. A call option written on a foreign currency by an underlying fund is "covered" if the underlying fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in the underlying fund. A call option is also covered if: (i) an underlying fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

An underlying fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which an underlying fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, an underlying fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

FUTURES CONTRACTS AND OPTIONS THEREON. An underlying fund may enter into futures contracts, purchase or sell options on any such futures contracts, and engage in related closing transactions. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

An underlying fund may use future contracts to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which the underlying fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, an underlying fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, an underlying fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give an underlying fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

An underlying fund also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require an underlying fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that an underlying fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if an underlying fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting an underlying fund's ability to hedge effectively against interest rates and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Futures transactions will be limited to the extent necessary to maintain the qualification of an underlying fund as a regulated investment companies and to avoid being deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and be subject to registration or regulation as such under the Commodity Exchange Act.

 FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. An underlying fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the principal uses of forward foreign currency exchange contracts ("forward currency contracts") by an underlying fund.

An underlying fund may enter into forward currency contracts with stated contract values of up to the value of the underlying fund's assets. An underlying fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). An underlying fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, an underlying fund is able to protect themselves against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. An underlying fund may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for an underlying fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency the underlying is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If an underlying fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If an underlying fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. An underlying fund will have to convert its holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, an underlying fund's ability to utilize forward currency contracts may be restricted. In addition, an underlying fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, an underlying fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. An underlying fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. An underlying fund also may enter into these transactions to attempt to protect against any increase in the price of securities the underlying fund may consider buying at a later date.

Interest rate swaps involve the exchange by an underlying fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

An underlying fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the underlying fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the underlying fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If an underlying fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The underlying fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. An underlying fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the underlying fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent an underlying fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by an underlying fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by an underlying fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that an underlying fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, an underlying fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. An underlying fundmay buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as an underlying fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. An underlying fund's sub-advisers may use these opportunities to the extent they are consistent with the underlying fund's investment objective and as are permitted by the underlying fund's investment limitations and applicable regulatory requirements.

CREDIT DEFAULT SWAPS. An underlying fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an underlying fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an underlying fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an underlying fund would keep the stream of payments and would have no payment obligations. As the seller, an underlying fund would be subject to investment exposure on the notional amount of the swap.

An underlying fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the underlying fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to an underlying fund in the event of a default.

EURO INSTRUMENTS. An underlying fund may make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency- denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. An underlying fundmight use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which an underlying fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, an underlying fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.An underlying fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to an underlying fund as: the possible loss of the entire premium paid for an option bought by an underlying fund; the inability of an underlying fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that an underlying fund will be able to use those instruments effectively for its intended purposes.

In connection with certain of its hedging transactions, an underlying fund must segregate assets with the fund's custodian bank to ensure that the underlying fund will be able to meet its obligations pursuant to these instruments. Segregation of a large percentage of an underlying fund's assets could impede implementation of the underlying fund's investment policies or its ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by an underlying fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Office of the Comptroller of the Currency (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting an underlying fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in an underlying fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

FOREIGN INVESTMENTS

An underlying fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts ("ADRs"). Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although an underlying fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an underlying fundinvesting in foreign markets is uninvested and no return is earned thereon. The inability of an underlying fund to make intended security purchases due to settlement problems could cause the underlying fund to miss attractive investment opportunities. Losses to an underlying fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the underlying fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to an underlying fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the underlying fund's assets. The value of the assets of the underlying fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of an underlying fund investing in foreign markets. In addition, although an underlying fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, an underlying fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time an underlying fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, an underlying fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

EMERGING MARKETS. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by foreign investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an underlying fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

An underlying fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which an underlying fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the underlying fund to suffer a loss of interest or principal on any of its holdings.

OTHER INVESTMENT COMPANIES

Subject to applicable investment restrictions, an underlying fund may invest in securities issued by other investment companies as permitted under the 1940 Act. An underlying fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the underlying fund. An underlying fund may also be subject to the effects of business and regulatory developments that affect these investment companies and the investment company industry generally.

EXCHANGE TRADED FUNDS ("ETFS"). Subject to limitations under the 1940 Act, an underlying fund may invest in shares of investment companies known as ETFs. For example, an underlying fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 index. An underlying fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the underlying fund.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due. An underlying fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When an underlying fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by an underlying fund until it receives payment or delivery from the other party for any of the above transactions. An underlying fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although an underlying fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. At the time of settlement, the market value of the security may be more or less than the purchase price. An underlying fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, an underlying fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

Subject to its investment restrictions, an underlying fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), un underlying fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years an underlying fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. An underlying fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for an underlying fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for an underlying fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").

RISK FACTORS. Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building;

increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject an underlying fund to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for or damages resulting from, environmental problems, or casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to risks associated with heavy cash flow dependency, potential default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk.

MORTGAGE-RELATED SECURITIES

An underlying fund may invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and by nongovernmental entities, provided, however, that to the extent that the underlying fundpurchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the underlying fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities in which an underlying fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If an underlying fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return an underlying fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

An underlying fund may invest in Collateralized Mortgage Obligations ("CMOs") residuals and stripped mortgage-backed securities ("SMBSs"). CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances an underlying fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to an underlying fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an underlying fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an underlying fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to an underlying fund's limitations on investment in illiquid securities.

INCOME PRODUCING SECURITIES
Unless as otherwise disclosed, an underlying fund generally will purchase defaulted securities only when the respective sub-advisers believe, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

         Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

         Disposition of Fund Securities. An underlying fund generally intends to purchase securities for which the sub-adviser expects an active market to be maintained, defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. An underlying fund will limit holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the underlying fund's ability to readily dispose of securities to meet redemptions.

         Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the underlying fund.

Other types of income producing securities that an underlying fund may purchase include, but are not limited to, the following:

         Variable and Floating Rate Obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

         Standby Commitments. These instruments, which are similar to a put, give an underlying fund the option to obligate a broker, dealer or bank to repurchase a security held by the underlying fund at a specified price.

         Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

         Inverse Floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security.

An underlying fund will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

These investments are subject to credit risk and market risk. Credit risk relates to the party's ability to make payment upon demand; market risk relates to the fact that the value of the security will be impacted by the rise and fall of interest rates.

LENDING OF UNDERLYING FUND SECURITIES

An underlying fund, from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. In accordance with guidelines from the SEC and its staff, an underlying fund must receive at least 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While an underlying fund does not have the right to vote securities on loan, each intends to regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to an underlying fund, it could experience delays in recovering its securities and possible capital losses. An underlying fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines that may be established by the Board of Trustees.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, an underlying fund may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

ATST's Board of Trustees has authorized the sub-advisers of the underlying funds to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines which may be amended from time to time, an underlying fund's sub-adviser generally will consider several factors in determining whether a Rule 144A security is liquid, such as: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer and/or other factors deemed appropriate. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. An underlying fund may be restricted in its ability to sell such securities at a time when the underlying fund's sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, an underlying fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.

MUNICIPAL OBLIGATIONS

An underlying fund may invest in the following types of municipal obligations:

MUNICIPAL BONDS. Municipal bonds generally are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

MUNICIPAL NOTES. Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and the sub-adviser believes that this increase may continue.

VARIABLE RATE OBLIGATIONS. The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which an underlying fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. An underlying fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless an underlying fund has been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.

LOANS

An underlying fund may invest in certain commercial loans generally known as "syndicated bank loans," by acquiring participations or assignments in such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. An underlying fund may participate in such syndications, or can buy part of a loan, becoming a part lender. An underlying fund's investment in a loan participation typically will result in the underlying fund having a contractual relationship only with the lender and not with the borrower. The underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, an underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, an underlying fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, an underlying fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When an underlying fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by an underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, an underlying fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and an underlying fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of fund shares, to meet the underlying fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for an underlying fund to value these securities for purposes of calculating its net asset value.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to an underlying fund. For example, if a loan is foreclosed, an underlying fundcould become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an underlying fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, an underlying fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the underlying fund.

EQUITY EQUIVALENTS

In addition to investing in common stocks, an underlying fund may invest in other equity securities and equity equivalents, including securities that permit the underlying fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the underlying fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

An underlying fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, are an example of the type of derivative security in which an underlying fund might invest.

EVENT-LINKED BONDS

An underlying fund may invest in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose an underlying fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

COLLATERALIZED DEBT OBLIGATIONS

An underlying fund may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an underlying fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by an underlying fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default;
(iii) an underlying fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to its investment restrictions, an underlying fund may enter into repurchase and reverse repurchase agreements. In a repurchase agreement, an underlying fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. An underlying fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest.

In a reverse repurchase agreement, an underlying fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, an underlying fund will segregate with its custodian cash and appropriate liquid assets to cover its obligation under the agreement. An underlying fund will enter into reverse repurchase agreements only with parties the investment sub-adviser for the underlying fund deems creditworthy.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, an underlying fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose an underlying fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

An underlying fund may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests, which are fully discussed in this SAI. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as an underlying fund.

HIGH YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (commonly known as "junk bonds") are below investment grade securities that involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

VALUATION RISKS. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an underlying fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. An underlying fund, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

LIQUIDITY RISKS. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by an underlying fund; (iii) the new asset value of the underlying fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS
Subject to its investment restrictions, an underlying fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

U.S. GOVERNMENT SECURITIES
Examples of the types of U.S. government securities that an underlying fund may hold include, in addition to those described in the prospectus, are direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes, the Portfolio and/or an underlying fund may, at times, choose to hold some or all of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the Portfolio or an underlying fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decreases. Furthermore, when an underlying fund assumes a temporary defensive position, it may not be able to achieve its investment objective.

OTHER SECURITIES IN WHICH AN UNDERLYING FUND MAY INVEST
CORPORATE DEBT SECURITIES. An underlying fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

COMMERCIAL PAPER. Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

INTERNATIONAL AGENCY OBLIGATIONS. An underlying fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. An underlying fund may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

BANK OBLIGATIONS OR SAVINGS AND LOAN OBLIGATIONS. Subject to its investment restrictions, an underlying fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by an underlying fund, but the underlying fund is not restricted to obligations or institutions that satisfy specified quality criteria.

VARIABLE OR FLOATING RATE SECURITIES. Subject to its investment restrictions, an underlying fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. These securities generally are structured as loans.

PREFERRED STOCKS. Subject to its investment restrictions, an underlying fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

CONVERTIBLE SECURITIES. Subject to its investment restrictions, an underlying fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

COMMON STOCKS. Subject to its investment restrictions, an underlying fund may invest in common stocks. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

PORTFOLIO TURNOVER RATE

Changes may be made in the portfolio of an underlying fund consistent with its investment objective and policies whenever such changes are believed to be in the best interests of the underlying fund and its shareholders, and the underlying fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rates for an underlying und may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs to an underlying fund, including brokerage commissions, and may have adverse tax consequences.

The portfolio turnover rate for an underlying fund is calculated by dividing the lesser of the underlying fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Portfolio to protect the confidentiality of its holdings and prevent the selective disclosure of non-public information about its portfolio holdings. The Fund's service providers are required to comply with this policy. No non-public information concerning the portfolio holdings of the Portfolio may be disclosed to any unaffiliated third party, except as provided below. The Board of Trustees has adopted formal procedures governing compliance with the Portfolio's policies.

The Portfolio or its duly authorized service providers, may publicly disclose holdings of the Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of the Portfolio's completed purchases and sales may only be made available after the public disclosure of the Portfolio's portfolio holdings.

The Portfolio will publish all portfolio holdings on a monthly basis on its website at www.transamericaseriestrust.com within two weeks after the end of each quarter. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the Portfolio. The Fund may then forward the information to investors and consultants requesting it. As the Portfolio has not yet commenced operations, the Portfolio's portfolio holdings are not yet available.

There are numerous mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Portfolio by these services and departments, the Portfolio may distribute (or authorize its service providers to distribute) portfolio holdings to such services and departments before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Portfolio before the portfolio holdings or results of the analysis become public information; and (ii) the recipient signs a written confidentiality agreement (the "Confidentiality Agreement"). Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. Neither the Portfolio nor its service providers receive any compensation from such services and departments. Subject to such departures as the Portfolio's investment adviser's compliance department believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the Portfolio (and its service provider, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the Confidentiality Agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

The Board and an appropriate officer of the investment adviser's compliance department or the ATST Chief Compliance Officer ("CCO") may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board violations of the Portfolio's policies and procedures on disclosure of portfolio holdings.


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trust is governed by a Board of Trustees. Subject to the supervision of the Board of Trustees, the assets of the Portfolio are managed by an investment adviser and a portfolio construction manager. The Board of Trustees is responsible for managing the business and affairs of the Trust and oversees the operation of the Trust by its officers. It also reviews the management of the Portfolio's assets by the investment adviser and the portfolio construction manager. Information about the Trustees and Officers of the Trust is as follows:

INDEPENDENT TRUSTEES

                                                TERM OF                                            NUMBER OF
                                               OFFICE AND                                          FUNDS IN
                                               LENGTH OF       PRINCIPAL OCCUPATION(s) DURING      COMPLEX
    NAME, ADDRESS AND AGE        POSITION     TIME SERVED*              PAST 5 YEARS               OVERSEEN    OTHER TRUSTEESHIPS
------------------------------ ------------- --------------- ------------------------------------ ------------- -------------------
Peter R. Brown                 Chairman,     Indefinite*     Chairman & Trustee, TA IDEX (1986         89       N/A
8323 40th Place North          Trustee       1986 -          -- present); Chairman (2003 --
St. Petersburg, FL 33709                     present         present) & Director (2002 --
(DOB: 5/10/28)                                               present), TIS; Chairman &
                                                             Director, TIF (2002 -- 2004);
                                                             Chairman of the Board, Peter Brown
                                                             Construction Company (1963 --
                                                             2000); Rear Admiral (Ret.) U.S.
                                                             Navy Reserve, Civil Engineer
                                                             Corps.
------------------------------ ------------- --------------- ------------------------------------ ------------- -------------------
Charles C. Harris              Trustee       Indefinite*     Trustee, TA IDEX (1994 --                 89       N/A
2840 West Bay Drive, #215                    1986 -          present); Director, TIS (2002 --
Belleair Bluffs, FL  33770                   present         present)
(DOB: 7/15/30)
------------------------------ ------------- --------------- ------------------------------------ ------------- -------------------
Russell A. Kimball, Jr.        Trustee       Indefinite*     Trustee, TA IDEX (2002 --                 89       N/A
1160 Gulf Boulevard                          1986 -          present); Director, TIS (2002 --
Clearwater Beach, FL 34630                   present         present); General Manager,
(DOB: 8/17/44)                                               Sheraton Sand Key Resort (1975 --
                                                             present)
------------------------------ ------------- --------------- ------------------------------------ ------------- -------------------
William W. Short, Jr.          Trustee       Indefinite*     Trustee, TA IDEX (1986 --                 89       N/A
7882 Lantana Creek Road                      2000 -          present); Director, TIS (2002 --
Largo, FL 33777                              present         present); Retired CEO and Chairman
(DOB: 2/25/36)                                               of the Board, Shorts, Inc.
------------------------------ ------------- --------------- ------------------------------------ ------------- -------------------
Daniel Calabria                Trustee       Indefinite*     Trustee, TA IDEX (1996 --                 89       N/A
7068 S. Shore Drive S.                       2001 -          present); Director, TIS (2002 --
South Pasadena, FL 33707                     present         present); Trustee (1993-2004) &
(DOB: 3/5/36)                                                President (1993-1995), Florida Tax
                                                             Free Funds
------------------------------ ------------- --------------- ------------------------------------ ------------- -------------------
Janice B. Case                 Trustee       Indefinite*     Trustee, TA IDEX (2002 --                 89       Central Vermont
205 Palm Island NW                           2001 -          present); Director, TIS (2002 --                   Public Service Co.
Clearwater, FL 33767                         present         present); Director, Central
(DOB: 9/27/52)                                               Vermont Public Service Co. (Audit
                                                             Committee); Director, Western
                                                             Electricity Coordinating Council
                                                             (Chairman, Human Resources and
                                                             Compensation Committee); Senior
                                                             Vice President (1996-2000), Vice
                                                             President (1990-1996), Director of
                                                             Customer Service & Marketing
                                                             (1987-1990), Florida Power
                                                             Corporation

                                                TERM OF                                            NUMBER OF
                                               OFFICE AND                                           FUNDS IN
                                               LENGTH OF       PRINCIPAL OCCUPATION(s) DURING       COMPLEX
    NAME, ADDRESS AND AGE        POSITION     TIME SERVED*              PAST 5 YEARS                OVERSEEN     OTHER TRUSTEESHIPS
------------------------------ ------------- --------------- ------------------------------------ ------------- -------------------
Leo J. Hill                    Trustee       Indefinite*     Trustee, TA IDEX (2002 --                 89       N/A
7922 Bayou Club Blvd.                        2001 - present  present); Director, TIS (2002 --
Largo, FL 33777                                              present); Owner & President,
(DOB: 3/27/56)                                               Prestige Automotive Group (2001 --
                                                             2005)
------------------------------ ------------- --------------- ------------------------------------ ------------- -------------------
John W. Waechter               Trustee       Indefinite*     Trustee, TA IDEX (2005 --                 89       N/A
3913 Bayview Circle                          2004 -          present); Director, TIS (2004 --
Gulfport, FL 33707                           present         present); Executive Vice
(DOB: 2/25/52)                                               President, Chief Financial
                                                             Officer, Chief Compliance Officer,
                                                             William R. Hough & Co. (1979 --
                                                             2004); Treasurer, The Hough Group
                                                             of Funds (1993 -- 2004)


INTERESTED TRUSTEES:**

                                                                                         NUMBER OF
                                            LENGTH OF                                    FUNDS IN
                                              TIME         PRINCIPAL OCCUPATION(s)       COMPLEX
    NAME, ADDRESS AND AGE       POSITION     SERVED*         DURING PAST 5 YEARS         OVERSEEN          OTHER TRUSTEESHIPS
------------------------------ ----------- ------------ ------------------------------- ------------- -----------------------------
Thomas P. O'Neill**            Trustee     Indefinite*  President, AEGON Financial           89                   N/A
AEGON USA, Inc.                            2003         Services Group, Inc.,
1111 North Charles Street                  - present    Financial Institution
Baltimore, MD 21201-5574                                Division (2001 -- present);
(DOB: 3/11/58)                                          Trustee, Transamerica IDEX
                                                        Mutual Funds (TA IDEX)
                                                        (2003 -- present);
                                                        Director, Transamerica
                                                        Income Shares, Inc.
                                                        (TIS) (2003 -- present)
                                                        & Transamerica Index
                                                        Funds, Inc. (TIF) (2004
                                                        - 2004); Director,
                                                        National Aquarium of
                                                        Baltimore
------------------------------ ----------- ------------ ------------------------------- ------------- -----------------------------
Brian C. Scott**               Trustee,    Indefinite*  Trustee (2003 -- present),           89                   N/A
Transamerica Fund Advisors,    President   Trustee      President & CEO (2002 --
    Inc.                       & Chief     2003         present), TA IDEX; Director,
570 Carillon Parkway           Executive   - present;   TIS (2006 -- present) (2002
St. Petersburg, FL 33716       Officer     President,   -- 2005); President &
(DOB: 9/29/43)                 (CEO)       CEO          Director, TIF (2002 -2004);
                                           2002-present Manager, Transamerica
                                                        Investment Management
                                                        (2002-2005); Director
                                                        (2002 -- present), CEO &
                                                        President (2001 --
                                                        present), Transamerica
                                                        Fund Advisors, Inc.
                                                        (TFAI) & Transamerica
                                                        Fund Services, Inc.
                                                        (TFS); CEO, Transamerica
                                                        Investors, Inc. (TII)
                                                        (2003 -- present);
                                                        Director, President &
                                                        CEO, Endeavor Management
                                                        Co. (2001-2002)
------------------------------ ----------- ------------ ------------------------------- ------------- -----------------------------


* Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified, or (2) a Trustee resigns or his or her term as a Trustee is terminated in accordance with the Trust's by-laws.

** May be deemed as "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended due to employment with an affiliate of TFAI.

OFFICERS:

 NAME, ADDRESS* AND                               TERM OF OFFICE AND                      PRINCIPAL OCCUPATION(s)
        AGE                  POSITION           LENGTH OF TIME SERVED**                     DURING PAST 5 YEARS
--------------------- ------------------------ -------------------------- ---------------------------------------------------------
John K. Carter        Senior Vice President,   From 1999 - present        Sr. Vice President, General Counsel, Secretary & Chief
(DOB 4/24/61)         Chief Compliance                                    Compliance Officer, TA IDEX & TIS (1999--present);
                      Officer, General                                    Director, Sr. Vice President, General Counsel, &
                      Counsel & Secretary                                 Secretary, TFAI & TFS (2001--present); Chief Compliance
                                                                          Officer, TFAI (2004--present); Vice President, AFSG
                                                                          Securities Corporation (AFSG) (2001--present);
                                                                          Vice President, Secretary & Chief Compliance Officer, TII;
                                                                          Vice President, Transamerica Investment Services, Inc.
                                                                          (TISI) and TIM (2003--present)
--------------------- ------------------------ -------------------------- ---------------------------------------------------------
Glenn Brightman       Vice President &         From May 2005 - present    Vice President & Principal Financial Officer, TA IDEX
(DOB 12/01/72)        Principal Financial                                 and TISI (2005 -- present)
                      Officer
-----------------------------------------------------------------------------------------------------------------------------------

*The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of ATST except for the Chief Compliance Officer receives any compensation from ATST.

** Elected and serves at the pleasure of the Board of Trustees of AEGON/Transamerica Series Trust.


COMMITTEES OF THE BOARD

The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Valuation Oversight Committee, Proxy Voting Committee, Governance Committee, and Contract Review Committee.

The Nominating Committee will consider nominees for independent Trustees as recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust's Secretary and must be received by December 31, 2006.

                                                                                                                        NUMBER OF
                                                                                                                        MEETINGS
                                                                                                                          HELD
                                                                                                                         DURING
                                                                                                                          LAST
                                                                                                                         FISCAL
          COMMITTEE                                      FUNCTIONS                                    MEMBERS             YEAR
------------------------------   -------------------------------------------------------      -----------------------  -----------
AUDIT                            Review the financial reporting process, the system of        John Waechter,
                                 internal control, the audit process, and the Trust's         Chairperson; Janice B.
                                 process for monitoring compliance with investment            Case; Leo J. Hill;
                                 Restrictions and applicable laws and the Trust's Code        Russell A. Kimball,
                                 if Ethics.                                                   Jr.; Charles Harris;
                                                                                              Daniel Calabria;
                                                                                              William W. Short, Jr.;
                                                                                              Peter Brown

NOMINATING                       The Nominating Committee operates under a written            Peter Brown,
                                 charter. The Nominating Committee nominates and              chairperson; Daniel
                                 evaluates Independent Trustee candidates. The                Calabria; Charles
                                 Nominating Committee meets periodically, as necessary,       Harris; Russell A.
                                 and met twice during Trust's most recently completed         Kimball, Jr.; William
                                 fiscal year.  While the Nominating Committee is solely       W. Short, Jr.
                                 responsible for the selection and nomination of
                                 potential candidates to serve on the Board, the
                                 Nominating Committee may consider nominations from
                                 shareholders of the Portfolio.  Shareholders may
                                 submit for the Nominating Committee's consideration,
                                 recommendations regarding

                                                                                                                        NUMBER OF
                                                                                                                        MEETINGS
                                                                                                                          HELD
                                                                                                                         DURING
                                                                                                                          LAST
                                                                                                                         FISCAL
          COMMITTEE                                      FUNCTIONS                                    MEMBERS             YEAR
------------------------------   -------------------------------------------------------      -----------------------  -----------
                                 potential nominees for service on the Board.
                                 Each eligible shareholder or shareholder group may
                                 submit no more than one nominee each calendar year.



                                 In order for the Nominating Committee to consider shareholder submissions, the following requirements, among others, must be satisfied regarding the nominee: the nominee must satisfy all qualifications provided in Fund organizational documents, including qualification as a possible Independent Trustee if the nominee is to serve in that capacity;
                                 the nominee may not be the nominating
                                 shareholder, a member of the nominating
                                 shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group;
                                 neither the nominee nor any member of the nominee's immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group; neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee's name was submitted, during the immediately preceding calendar year, or during the year when the nominee's name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group; the nominee may not be an executive officer, director/trustee or person fulfilling similar functions of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group; the nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the Investment
                                 Company Act of 1940, as amended); and a
                                 shareholder or shareholder group may not submit for consideration a nominee which has previously been considered by the Nominating
                                 Committee.

                                 In addition, in order for the Nominating
                                 Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee: any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the Portfolio's securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election (each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination); in addition, such securities must continue to be held through the date of the meeting and the nominating shareholder or

                                                                                                                        NUMBER OF
                                                                                                                        MEETINGS
                                                                                                                          HELD
                                                                                                                         DURING
                                                                                                                          LAST
                                                                                                                         FISCAL
          COMMITTEE                                      FUNCTIONS                                    MEMBERS             YEAR
------------------------------   -------------------------------------------------------      -----------------------  -----------
                                 shareholder group must also bear the economic risk of
                                 the investment; and the nominating shareholder or
                                 shareholder group must also submit a
                                 certification which provides the number of
                                 shares which the person or group has (a) sole
                                 power to vote or direct the vote, (b) shared
                                 power to vote or direct the vote, (c) sole
                                 power to dispose or direct the disposition of
                                 such shares, and (d) shared power to dispose or
                                 direct the disposition of such shares (in
                                 addition the certification shall provide that
                                 the shares have been held continuously for at
                                 least two years).

                                 In assessing the qualifications of a potential
                                 candidate for membership on the Board, the Nominating
                                 Committee may consider the candidate's potential
                                 contribution to the operation of the Board and its
                                 committees, and such other factors as it may deem
                                 relevant.

COMPENSATION                     Reviews compensation arrangements for each Trustee           Janice B. Case; Charles
                                                                                              Harris, Co-Chairs;
                                                                                              Peter Brown; Daniel
                                                                                              Calabria; Russell A.
                                                                                              Kimball, Jr.; Leo J.
                                                                                              Hill; William W. Short,
                                                                                              Jr.; John W. Waechter

VALUATION OVERSIGHT              Oversee the process by which the Portfolio calculates        Leo J. Hill,
                                 its net asset value to verify consistency with the           Chairperson; Charles
                                 funds' valuation policies and procedures, industry           Harris;  William W.
                                 guidance, interpretative positions issued by the             Short, Jr.
                                 Securities and Exchange Commission and its staff, and
                                 industry best practices.


PROXY VOTING                     Provides the Trust's consent to vote in matters where        Russell A. Kimball,
                                 the Adviser seeks such consent because of a conflict         Jr., Chairperson;
                                 of interest that arises in connection with a                 William W. Short, Jr.;
                                 particular vote, or for other reasons.  The Proxy            Leo J. Hill
                                 Committee also may review the Adviser's proxy voting
                                 policies and procedures in lieu of submission of the
                                 policies and procedures to the entire Board for
                                 approval.

GOVERNANCE                       Provide oversight responsibilities and monitor certain       Daniel Calabria,
                                 Pssues, in consultation with the Chief Compliance            Chairperson; William W.
                                 ifficer and independent Trustees' counsel, that affect       Short, Jr.; Russell A
                                 Ohe duties of independent members of the Board.              Kimball, Jr.; Leo J.
                                                                                              Hill

CONTRACT REVIEW                  Reviews contracts between or among the Portfolio and         Russell A. Kimball,
                                 its service providers.  Oversight responsibilities for       Jr., Chairperson;
                                 the process of evaluating new contracts, reviewing           Daniel Calabria; Janice
                                 existing contracts on a periodic basis and make              B. Case
                                 recommendations to the Board with respect to any
                                 contracts affecting the funds.


TRUSTEE OWNERSHIP OF EQUITY SECURITIES

The Trustees of the Trust do not beneficially own shares of any portfolio of the Trust, except as set forth in the following table:

                                                DOLLAR RANGE OF               AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                            EQUITY SECURITIES IN THE             IN ALL REGISTERED INVESTMENT COMPANIES
            NAME OF TRUSTEE                       PORTFOLIOS*           OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
            ---------------                 ------------------------    -----------------------------------------------------
Peter R. Brown.............................
Daniel Calabria............................
Janice B. Case.............................
Charles C. Harris..........................
Leo J. Hill................................
Russell A. Kimball, Jr.....................
Thomas P. O'Neill**........................
Brian C. Scott**...........................
William W. Short, Jr.......................
John W. Waechter ..........................

*  As of December 31, 2005.
** Interested Trustees as defined in the Investment Company Act of 1940, as amended due to employment with an TFAI affiliate.

CONFLICTS OF INTEREST

The following table sets forth information about securities owned beneficially or of record by each Independent Trustee or members of his or her immediate family representing interests in the Investment Adviser, Sub-Advisers or Distributor of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee.

                                NAME OF OWNERS AND                                                  VALUE OF
     NAME OF TRUSTEE         RELATIONSHIPS TO TRUSTEE     COMPANY               TITLE OF CLASS     SECURITIES*      PERCENT OF CLASS
     ---------------         ------------------------     -------               --------------     -----------      ----------------
  Peter R. Brown
  Charles C. Harris
  Russell A. Kimball, Jr.
  William W. Short, Jr.
  Daniel Calabria
  Janice B. Case
  Leo J. Hill
  John W. Waechter

 *  As of December 31, 2005.
 ** TA IDEX is an affiliate of ATST, TFAI and AFSG.

                                                          COMPENSATION TABLE
  ------------------------------------------- ------------------- ------------------ ------------------- ---------------------------
                                                                     PENSION OR                                     TOTAL
                                                                     RETIREMENT                                 COMPENSATION
                                                  AGGREGATE       BENEFITS ACCRUED    ESTIMATED ANNUAL         FROM TRUST AND
               NAME OF PERSON,                   COMPENSATION     AS PART OF TRUST     BENEFITS UPON            FUND COMPLEX
                   POSITION                     FROM TRUST(1)        EXPENSES(2)         RETIREMENT          PAID TO TRUSTEE(3)
                   --------                     -------------        -----------         ----------          ------------------
  Peter R. Brown, Trustee, Chairman                                                         N/A
  ------------------------------------------- ------------------- ------------------ ------------------- ---------------------------
  Daniel Calabria, Trustee                                                                  N/A
  ------------------------------------------- ------------------- ------------------ ------------------- ---------------------------
  Charles C. Harris, Trustee                                                                N/A
  ------------------------------------------- ------------------- ------------------ ------------------- ---------------------------
  William W. Short, Jr., Trustee                                                            N/A
  ------------------------------------------- ------------------- ------------------ ------------------- ---------------------------
  Janice B. Case, Trustee                                                                   N/A
  ------------------------------------------- ------------------- ------------------ ------------------- ---------------------------
  Russell A. Kimball, Jr., Trustee                                                          N/A
  ------------------------------------------- ------------------- ------------------ ------------------- ---------------------------
  Leo J. Hill, Trustee                                                                      N/A
  ------------------------------------------- ------------------- ------------------ ------------------- ---------------------------
  John W. Waechter, Trustee                                                                 N/A

(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended December 31, 2005 were as follows: Peter Brown $ ___; Daniel Calabria $_______; Charles Harris $________; William Short $______; Janice Case $_______; Russell Kimball $_______; John Waechter $_______ and Leo Hill $_________.
(2)  The plan became effective January 1, 1996.
(3) A fund complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, that have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the Trust. Under the Plan, compensation may be deferred that would otherwise be payable by the Trust or Transamerica IDEX Mutual Funds to a disinterested Trustee or Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A shares of a portfolio of Transamerica IDEX Mutual Funds

(without imposition of sales charge), as elected by the Trustee. As of December 31, 2004, the Trustees and officers of the Trust beneficially owned in the aggregate less than 1% of the Trust's shares through ownership of policies and annuity contracts indirectly invested in the Trust.

           SHAREHOLDER COMMUNICATION PROCEDURES WITH BOARD OF TRUSTEES

The Board of Trustees (the "Board") of the Trust has adopted these procedures by which shareholders of the Trust may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of the Trust ("Secretary"), as follows:

                              Board of Trustees
                              AEGON/Transamerica Series Trust
                              c/o Secretary
                              570 Carillon Parkway
                              St. Petersburg, Florida 33716

Each shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the underlying portfolio of the Trust to which it relates, and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. With respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to the Trust or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Trust, or (ii) is ministerial in nature (such as a request for Trust literature, share data or financial information). These Procedures shall not apply to (i) any communication from an officer or Trustee of the Trust, (ii) any communication from an employee or agent of the Trust, unless such communication is made solely in such employee's or agent's capacity as a shareholder, (iii) any shareholder proposal submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 or any communication made in connection with such a proposal, or (iv) any communication that reasonably may be considered to be a complaint regarding the Trust or shareholder services, which complaint shall instead be promptly forwarded to the Trust's Chief Compliance Officer. The Trustees are not required to attend the Trust's shareholder meetings, if any, or to otherwise make themselves available to shareholders for communications, other than pursuant to these Procedures.


PROXY VOTING POLICIES AND PROCEDURES

ATST uses the proxy voting policies and procedures of the investment adviser to determine how to vote proxies relating to securities held by the Portfolio. The proxy voting policies and procedures of the portfolio's investment adviser and sub-advisers are attached hereto as Appendix A.

  ATST PROXY VOTING POLICIES AND PROCEDURES - ADOPTED EFFECTIVE JUNE 10, 2003.

I.       STATEMENT OF PRINCIPLE

ATST seeks to assure that proxies received by the portfolio are voted in the best interests of the portfolio's stockholders and have accordingly adopted these procedures.

II.      DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER AND SUB-ADVISER POLICIES

The portfolio delegates the authority to vote proxies related to portfolio securities to Transamerica Fund Advisors, Inc. (the "Adviser"), as investment adviser to ATST, which in turn delegates proxy voting authority for most portfolios of ATST to the sub-advisers retained to provide day-to-day portfolio management for that portfolio. The Board of Trustees of ATST adopts the proxy voting policies and procedures of the adviser and sub-advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of ATST.

III.     PROXY VOTING COMMITTEE

The Board of Trustees of ATST has appointed a committee of the Board (the "Proxy Committee") for the purpose of providing the trusts' consent to vote in matters where the adviser or sub-adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Voting Committee also may review the adviser's and each sub-adviser's proxy voting policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.

IV.      ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER AND SUB-ADVISERS

The Board of Trustees of ATST or the Proxy Committee of ATST will review on an annual basis the proxy voting policies of the adviser and sub-advisers applicable to ATST.

INVESTMENT ADVISORY AND OTHER SERVICES

The Trust has entered into an Investment Advisory Agreement ("Advisory Agreement") on behalf of the Portfolio with Transamerica Fund Advisors, Inc. ("TFAI" or "Investment Adviser"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. TFAI supervises the Portfolio's investments and conducts its investment program. TFAI hires a portfolio construction manager to furnish advice and recommendations and has entered into an agreement with Morningstar Associates, LLC ("Morningstar" or "Portfolio Construction Manager").

TFAI is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. (AEGON
USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

INVESTMENT ADVISER COMPENSATION

TFAI receives compensation, calculated daily and paid monthly, from the Portfolio at the following annual rate (expressed as a specified percentage of the Portfolio's average daily net assets):


    FUND                             PERCENTAGE OF AVERAGE DAILY NET ASSETS
    ----                             -------------------------------------------
International Moderate Growth Fund                 0.10%

ADVISORY AGREEMENT

The duties and responsibilities of the Investment Adviser are specified in the Advisory Agreement. The Advisory Agreement provides that TFAI will perform the following services or cause them to be performed by others: (i) furnish to the Portfolio investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate Portfolio officers, and (iii) be responsible for the administration of the Portfolio. The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the Portfolio, TFAI or by a vote of shareholders of the Portfolio. The Advisory Agreement provides that after an initial term of up to two years, it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Portfolio and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that TFAI shall not be liable to the Portfolio or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Portfolio or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of TFAI in the performance of its duties thereunder.

PAYMENT OF EXPENSES. Under the terms of the Advisory Agreement, TFAI is responsible for providing investment advisory services and furnishing office space for officers and employees of TFAI connected with investment management of the Portfolio.

THE PORTFOLIO PAYS: all expenses incurred in connection with the formation and organization of the Portfolio, including the preparation (and filing, when necessary) of the Portfolio's contracts, plans, and documents, conducting meetings of organizers, Trustees and shareholders; preparing and filing the post-effective amendment to the Trust's registration statement effecting registration of the Portfolio and its shares under the 1933 Act and the 1940 Act and all other matters relating to the information and organization of the Portfolio and the preparation for offering its shares; expenses in connection with ongoing registration or qualification requirements under Federal and state securities laws; investment advisory fees; pricing costs (including the daily calculations of net asset value); brokerage commissions and all other expenses in connection with execution of portfolio transactions, including interest; all federal, state and local taxes (including stamp, excise, income and franchise taxes) and the preparation and filing of all returns and reports in connection therewith; any compensation, fees, or reimbursements which the Trust pays to its Trustees who are not "interested persons," as that phrase is defined in the 1940 Act, of the Trust or TFAI; compensation of the Trust's custodian, administrative and transfer agent, registrar and dividend disbursing agent; legal, accounting and printing expenses; other administrative, clerical, recordkeeping and bookkeeping expenses; auditing fees; certain insurance premiums; services for shareholders (including allocable telephone and personnel expenses); costs of certificates and the expenses of delivering such certificates to the purchaser of shares relating thereto; expenses of local representation in Delaware; fees and/or expenses payable pursuant to any plan of distribution adopted with respect to the Trust in accordance with Rule 12b-1 under the 1940 Act; expenses of shareholders' meetings and of preparing, printing, and distributing notices, proxy statements and reports to shareholders; expenses of preparing and filing reports with federal and state regulatory authorities; all costs and expenses, including fees and disbursements, of counsel and auditors, filing and renewal fees and printing costs in connection with the filing of any required amendments, supplements or renewals of registration statement, qualifications or prospectuses under the 1933 Act and the securities laws of any states or territories, subsequent to the effectiveness of the initial registration statement under the 1933 Act; all costs involved in preparing and printing prospectuses of the Trust; extraordinary expenses; and all other expenses properly payable by the Trust or the portfolios.





As of the date of this SAI, the Portfolio has not commenced operations. As a result, no fees were paid for the past fiscal year.


EXPENSE REIMBURSEMENT. TFAI has entered into an expense limitation arrangement with ATST on behalf of the Portfolio, pursuant to which TFAI has agreed to waive fees and/or reimburse expenses, whenever, in any fiscal year, the total cost to the Portfolio of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes, and 12b-1 fees, exceeds .45% of the Portfolio's average daily net assets. The Portfolio will, at a later date reimburse TFAI for fees and/or expenses previously waived or reimbursed during the previous 36 months if the estimated annualized operating expenses of the Portfolio are less than the expense cap. However, the Portfolio will proceed to such recoupment only if, after such recoupment, the Portfolio's expense ratio does not exceed the expense cap. The agreement continues automatically for one-year terms unless TFAI provides written notice to ATST. The agreement will terminate upon termination of the Investment Advisory Agreement.

As of the date of this SAI, the Portfolio has not commenced operations. As a result, no fees were paid for the past fiscal year.

DISTRIBUTION AGREEMENT. The Trust adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a Distribution Agreement with AFSG Securities Corporation, located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494.
ATST has two classes of shares for the Portfolio, Initial Class and Service Class. Each class is identical except that Service Class has a distribution plan or "Rule 12b-1 Plan" which is described in the prospectus.

Under the Distribution Plan and Distribution Agreement, the Trust, on behalf of the Portfolio, will reimburse AFSG and/or various service providers after each calendar month for certain Trust distribution expenses incurred or paid by them, provided that these expenses in the aggregate do not exceed 0.15%, on an annual basis, of the average daily net asset value of shares of the Portfolio in connection with the distribution of the Initial Class shares of the Portfolio.

For the sale and distribution of Service Class shares, the Trust may pay to the various service providers up to 0.25% of the average daily net assets of the Portfolio. Because the Trust pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution expenses for which AFSG may be reimbursed under the Distribution Plan and Distribution Agreement include, but are not limited to, expenses of printing and distributing the Trust's prospectus and statement of additional information to potential investors; developing and preparing Trust advertisements; sales literature and other promotional materials; holding seminars and sales meetings designed to promote distribution of Trust shares; the development of consumer-oriented sales materials describing and/or relating to the Trust; and expenses attributable to "distribution-related services" provided to the Trust, which include such things as salaries and benefits, office expenses, equipment expenses, training costs, travel costs, printing costs, supply expenses, computer programming time, and data center expenses, each as they relate to the promotion of the sale of Trust shares.

AFSG submits to the Trustees for approval annual distribution budgets and quarterly reports of distribution expenses with respect to the Portfolio. AFSG allocates to the Portfolio distribution expenses specifically attributable to the distribution of shares of the Portfolio. Distribution expenses not specifically attributable to the distribution of shares of a particular portfolio are allocated among all ATST portfolios, based upon the ratio of net asset value of each portfolio to the net asset value of all portfolios, or such other factors as AFSG deems fair and are approved by the Trust's Board of Trustees. As of the date of this SAI, the Portfolio has not commenced operations. As a result, no distribution fees were paid for the past fiscal year.

PORTFOLIO CONSTRUCTION MANAGER

Morningstar Associates, LLC ("Morningstar" or "Portfolio
Construction Manager") located at 225 West Wacker Dr., Chicago, IL 60606, serves as a portfolio construction manager and, as such, makes asset allocation and fund selection decisions for the Portfolio. Morningstar also serves as a portfolio construction manager and makes asset allocation and fund selection decisions for Asset Allocation -- Conservative Portfolio, Asset Allocation -- Growth Portfolio, Asset Allocation -- Moderate Portfolio and Asset Allocation -- Moderate Growth Portfolio while consulting with the TFAI Investment Committee.

The Portfolio Construction Manager receives compensation, calculated daily and paid monthly, from TFAI at the following annual rates (expressed as a specified percentage of the Fund's average daily net assets):


                   FUND                  PORTFOLIO CONSTRUCTION MANAGER            PORTFOLIO CONSTRUCTION MANAGEMENT FEE
                   ----                  ------------------------------            -------------------------------------
International Moderate Growth Fund              Morningstar                                      0.10%

As of the date of this SAI, the Portfolio has not commenced operations. As a result, no Portfolio Construction Management fees were paid in the prior fiscal year.

INFORMATION ABOUT THE PORTFOLIO'S PORTFOLIO MANAGER

Information regarding the other accounts managed by the Portfolio's portfolio manager, the methods by which the Portfolio's portfolio manager is compensated, the range of securities owned by the portfolio manager and a description of the conflicts of interest policy applicable to the portfolio manager are provided in Appendix B of this SAI.


PERSONAL SECURITIES TRANSACTIONS

Transamerica IDEX, TFAI, the Portfolio Construction Manager and AFSG each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of Transamerica IDEX, TFAI, the Portfolio Construction Manager and AFSG from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Portfolio (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADMINISTRATIVE AND TRANSFER AGENCY SERVICES

The Trust entered into an Administrative Services and Transfer Agency Agreement with TFS, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, an affiliate of TFAI, to furnish the Trust with administrative services to assist the Trust in carrying out certain of its functions and operations. Under this Agreement, TFS shall furnish to the Portfolio, subject to the overall supervision of the Trust's Board, supervisory, administrative, and transfer agency services, including recordkeeping and reporting. TFS is reimbursed by the Trust monthly on a cost incurred basis. As of the date of this SAI, the Portfolio has not yet commenced operations. As a result, no expenses were reimbursed to TFS during the past fiscal year.


DETERMINATION OF OFFERING PRICE

Shares of the Portfolio are currently sold only to the separate accounts to fund the benefits under the policies and the annuity contracts. The Portfolio may, in the future, offer its shares to other insurance company separate accounts. The separate accounts invest in shares of a portfolio in accordance with the allocation instructions received from holders of the policies and the annuity contracts. Such allocation rights are further described in the prospectuses and disclosure documents for the policies and the annuity contracts. Shares of the Portfolio are sold and redeemed at their respective net asset values as described in the prospectus.

NET ASSET VALUATION DETERMINATION

The price at which shares are purchased or redeemed is the NAV that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the portfolio or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

 The NAV of the Portfolio and shares of the underlying funds in which the Portfolio invests is determined on each day the New York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New Years Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a portfolio does not price its shares (therefore, the NAV of a portfolio holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the portfolios).

Purchase orders received in good order and accepted and redemption orders received in good order before the close of business of the NYSE, usually 4:00 p.m. Eastern Time, receive the share price determined at the close of the NYSE that day (plus or minus applicable sales charges and/or redemption fees). Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open. Purchase and redemption requests by telephone are deemed received when the telephone call is received.

Orders for shares of the Portfolio and corresponding orders for the underlying portfolios in which it invests are priced on the same day when orders for shares of the Portfolio are received. Thus, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the Portfolio before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding underlying portfolios on the same day, so that both orders generally will receive that day's NAV.

HOW NAV IS DETERMINED

The NAV per share of the Portfolio and each underlying fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the portfolio (or class) that are then outstanding. In the case of the Portfolio, because it invests substantially all of its assets in underlying funds under normal market conditions, its NAV will depend on the NAVs of the underlying funds in which it invests.


In general, securities and other investments are valued at market value when market quotations are readily available. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the Nasdaq Official Closing Price (NOCP). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the Portfolios' valuation procedures. Fair value determination can also involve reliance on quantitative models employed by a fair pricing service. There can be no assurance that a portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its NAV per share.

PERFORMANCE INFORMATION

The prospectus contains a brief description of how performance is calculated. The following sections describe how performance data is calculated in greater detail.

TOTAL RETURN

Total return quotations for the Portfolio are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following equation:

                                 P (1+T)n = ERV

                                Where:        P =  a hypothetical initial payment of $1,000
                                              T =  average annual total return
                                              n =  number of years
                                            ERV =  ending redeemable value (at the end of the applicable period of a hypothetical
                                                   $1,000 payment made at the beginning of the applicable period)

The total return quotation calculations for the Portfolio reflect the deduction of a proportionate share of the Portfolio's investment advisory fee and portfolio expenses and assume that all dividends and capital gains during the period are reinvested in the Portfolio when made. The calculations also assume a complete redemption as of the end of the particular period.

Total return quotation calculations do not reflect charges or deductions against the Seperate Accounts or charges and deductions against the policies or the annuity contracts. Accordingly, these rates of return do not illustrate how actual investment performance will affect benefits under the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information about these products. Moreover, these rates of return are not an estimate, projection or guarantee of future performance. Additional information regarding the investment performance of the Portfolio appears in the prospectus.

YIELD QUOTATIONS

The yield quotations for the Portfolio are based on a specific thirty-day period and are computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last date of the period, according to the following formula:

                                   YIELD  =  [GRAPHIC OMITTED]


                                Where:  a =   Dividends and interest earned during the period by the portfolio
                                        b =   Expenses accrued for the period (net of reimbursement)
                                        c =   The average daily number of shares outstanding during the period that were entitled to receive dividends
                                        d =   The maximum offering price per share on the last day of the period


TAXES

Shares of the Portfolio are offered only to the Separate Accounts that fund the policies and annuity contracts. See the respective prospectuses for the policies and annuity contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the policies, the annuity contracts and the holders thereof.

The Portfolio expects to qualify in its initial year, and thereafter will continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a portfolio must distribute to its stockholders (i.e., Separate Accounts) for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. If the Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its investment company net income and net capital gains, then the Portfolio should have little or no income taxable to it under the Code.

As noted in the prospectus, the Portfolio must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio's assets that may be represented by any single investment (which generally includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

If the Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders), and distributions to its shareholders will constitute ordinary income to the extent of the Portfolio's available earnings and profits. In addition, if the Portfolio fails to qualify as a registered investment company or fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts which have invested in the Portfolio could be currently taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Policies or the Annuity Contracts.

The Portfolio will not be subject to the 4% Federal excise tax imposed on RICs that does not distribute substantially all its income and gains each calendar year because that tax does not apply to a RIC, like the portfolio, whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

If the Portfolio acquires or is deemed to have acquired debt obligations that were issued originally at a discount or that otherwise are treated under applicable tax rules as having original issue discount (including certain "payment-in-kind" instruments ("PIKs"), zero coupon securities, or deferred interest securities), it must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by it in the same taxable year. Any amount accrued as original issue discount will be included in the Portfolio's investment company taxable income for the year of accrual and may have to be distributed to the shareholders in order to satisfy the Distribution Requirement even though the Portfolio has not received any cash representing such income. As a result, the Portfolio may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the Distribution Requirement.

For a Policy or a Contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account (i.e., the underlying portfolios) the contract owner will be taxed currently on income and gains from the account or portfolio. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying portfolio. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to portfolios that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, the relationship between the portfolios and the insurance contracts that propose the portfolios as investment options is designed to satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the portfolios reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of the portfolios. All investment decisions concerning the Portfolio must be made by the portfolio managers in their sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the portfolios.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from the portfolios such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the portfolios and variable contracts.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the portfolios. Income from the disposition of foreign currencies, and income from transactions in options, futures, and forward contracts derived by a portfolio with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

FOREIGN INVESTMENTS -- An underlying fund in which the Portfolio invests investing in foreign securities or currencies (which may include may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions). Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Holders of policies and annuity contracts investing in such portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes.

If the underling fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties, or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Portfolio could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. The Portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in the Portfolio ultimately would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable portfolio to recognize taxable income or gain without the concurrent receipt of cash. An underlying fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolio and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Portfolio's activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for the policies and annuity contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the policies, annuity contracts and the holders thereof.

THE TRUST

As described in the prospectus, the Trust offers two classes of shares for the Portfolio. The Trust is currently comprised of [ ] portfolios.

FINANCIAL STATEMENTS

Because the Portfolio has not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI. Audited financial statements for the Portfolio, when available, will be incorporated by reference from the ATST Annual Report to be dated December 31, 2006.

OTHER INFORMATION

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTANTS

_____________________LLP, serves as the Trust's Independent Registered Certified Public Accountants. The Trust has engaged PricewaterhouseCoopers LLP to examine, in accordance with auditing standards established by the Public Company Accounting Oversight Board, the financial statements of each of the Trust's portfolios.

CUSTODIAN

Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, serves as the Trust's Custodian and Dividend Disbursing Agent. IBT provides comprehensive asset administrative services to the Trust and other members of the financial industry which include: multi-currency accounting; institutional transfer agency services; domestic and global custody; performance measures; foreign exchange; and securities lending and mutual fund administrative services.

                                   APPENDIX A

    INVESTMENT ADVISER AND SUB-ADVISERS' PROXY VOTING POLICIES AND PROCEDURES

TRANSAMERICA FUND ADVISORS, INC.

PROXY VOTING POLICIES AND PROCEDURES ("TFAI PROXY POLICY")

PURPOSE. The TFAI Proxy Policy is adopted in accordance with Rule 206(4)-6 of the Investment Advisers Act of 1940 (the "Advisers Act") and TFAI's fiduciary and other duties to its clients. The purpose of the TFAI Proxy Policy is to ensure that where TFAI exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TFAI clients exercise voting authority with respect to TFAI client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TFAI client.

TFAI'S ADVISORY ACTIVITIES. TFAI acts as investment adviser to AEGON/Transamerica Series Trust, Transamerica Income Shares, Inc. and Transamerica IDEX Mutual Funds (collectively, the "Funds"). For most of the investment portfolios comprising the Funds, TFAI has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TFAI and each sub-adviser (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") and approved by the Board of Trustees/Directors of the client Fund (the "Board"). TFAI serves as a "manager of managers" with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

SUMMARY OF THE TFAI PROXY POLICY. TFAI delegates the responsibility to exercise voting authority with respect to securities held in the Funds' portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). TFAI will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that TFAI is called upon to exercise voting authority with respect to client securities, TFAI generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. ("ISS") or another qualified independent third party, except that if TFAI believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TFAI will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

DELEGATION OF PROXY VOTING AUTHORITY TO SUB-ADVISERS. TFAI delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Portfolios in accordance with the Sub-Adviser's proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a "Sub-Adviser Proxy Policy" and collectively, the "Sub-Adviser Proxy Policies").

ADMINISTRATION, REVIEW AND SUBMISSION TO BOARD OF SUB-ADVISER PROXY POLICIES - APPOINTMENT OF PROXY Administrator. TFAI will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the "Proxy Administrator").

Initial Review.  THE PROXY ADMINISTRATOR HAS COLLECTED FROM EACH SUB-ADVISER:
o    its Sub-Adviser Proxy Policy;
o a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser's interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and
o a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund's registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.
o The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TFAI making a recommendation to the Board. In conducting its review, TFAI recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator's review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:
         -whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;
         -whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and -whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).
o The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.
o TFAI will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator's review of the Sub-Adviser Proxy Policy provided for in
     Section V.B.2.
o TFAI will follow the same procedure in connection with the engagement of any new Sub-Adviser.

SUBSEQUENT REVIEW. TFAI will request that each Sub-Adviser provide TFAI with prompt notice of any material change in its Sub-Adviser Proxy Policy. TFAI will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, TFAI will request that each Sub-Adviser provide TFAI with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TFAI and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

RECORD OF PROXY VOTES EXERCISED BY SUB-ADVISER. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

TFAI EXERCISE OF PROXY VOTING AUTHORITY - USE OF INDEPENDENT THIRD PARTY. If TFAI is called upon to exercise voting authority on behalf of a Fund client, TFAI will vote in accordance with the recommendations of ISS or another qualified independent third party (the "Independent Third Party"), provided that TFAI agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

CONFLICT WITH VIEW OF INDEPENDENT THIRD PARTY. If, in its review of the Independent Third Party recommendation, TFAI believes that the recommendation is not in the best interests of the Fund client, TFAI will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TFAI or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TFAI's proposed vote.

ASSET ALLOCATION PORTFOLIOS. For any asset allocation portfolio managed by TFAI and operated, in whole or in part, as a "fund of funds", TFAI will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TFAI will seek Board (or Committee) consent with respect to TFAI's proposed vote in accordance with the provisions of
Section VI.B.

CONFLICTS OF INTEREST BETWEEN TFAI OR ITS AFFILIATES AND THE FUNDS. The TFAI Proxy Voting Policy addresses material conflicts that may arise between TFAI or its affiliates and the Funds by, in every case where TFAI exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

RECORDKEEPING - RECORDS GENERALLY MAINTAINED. In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TFAI to maintain the following records:

o  the TFAI Proxy Voting Policy; and
o  records of Fund client requests for TFAI proxy voting information.

RECORDS FOR TFAI EXERCISE OF PROXY VOTING AUTHORITY. In accordance with Rule 204-2(c)(2) under the Advisers Act, if TFAI exercises proxy voting authority pursuant to Section VI above, TFAI, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

o proxy statements received regarding matters it has voted on behalf of Fund clients;
o  records of votes cast by TFAI; and
o copies of any documents created by TFAI that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

RECORDS PERTAINING TO SUB-ADVISER PROXY POLICIES. The Proxy Administrator will cause TFAI and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

o   each Sub-Adviser Proxy Policy; and
o   the materials delineated in Article V above.

 If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

TIME PERIODS FOR RECORD RETENTION. All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TFAI.

PROVISION OF TFAI PROXY POLICY TO FUND CLIENTS. The Proxy Administrator will provide each Fund's Board (or a Board Committee) a copy of the TFAI Proxy Policy at least once each calendar year.

                                   APPENDIX B
                         AEGON/TRANSAMERICA SERIES TRUST
                   PORTFOLIO CONSTRUCTION MANAGER INFORMATION

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO CONSTRUCTION MANAGER

The Portfolio Manager may also be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these has an advisory fee based on the performance of the account.

                                       REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                             COMPANIES                     VEHICLES                    OTHER ACCOUNTS
            ----------------------- -------------- ------------- ---------------- ------------- -------------- ---------------
            NAME                      NUMBER OF       TOTAL         NUMBER OF        TOTAL        NUMBER OF     TOTAL ASSETS
                                      ACCOUNTS     ASSETS ($M)      ACCOUNTS      ASSETS ($M)     ACCOUNTS          ($M)
            ----------------------- -------------- ------------- ---------------- ------------- -------------- ---------------
            Todd Porter
            ----------------------- -------------- ------------- ---------------- ------------- -------------- ---------------

POTENTIAL CONFLICTS OF INTEREST

Morningstar, employees may purchase or sell for their own accounts the same or different investments from those recommendations made to its clients, including the fund of funds underlying funds.

 However, because Morningstar recommends portfolios consisting of mutual funds, the personal investing activities of its personnel should not conflict with its advisory activities or the timing of its allocation recommendations. Despite that fact, Morningstar requires certain of its employees, including Mr. Porter, to submit to its Chief Compliance Officer, a Personal Security Transaction Report quarterly and a Personal Holdings Report annually. In addition, all employees of Morningstar are not allowed to buy/sell positions in publicly traded companies that, as a significant part of their business, manage mutual funds and/or closed-end funds. This prohibition is intended to mitigate any appearance of conflicts of interest.

In addition, Morningstar has adopted policies to prevent employees from trading on the basis of material nonpublic information. Employees in possession of material, nonpublic information may not trade in securities to which the information relates or tip such information to others. In certain instances, the firm will employ information blocking devices, watch lists, and restricted lists as a means of preventing illegal insider trading.

COMPENSATION FOR THE FISCAL YEAR COMPLETED DECEMBER 31, 2005

Mr. Porter receives a fixed salary. In addition each member of the team receives an annual bonus, based on the discretion of the President of Morningstar and from a pool that is tied to the profitability of Morningstar operations. A significant portfolio of the revenue of Morningstar comes from the fee based on the assets under management in the fund of funds. Mr. Porter may also receive options on the stock of Morningstar, Inc. Such options are distributed annual at the discretion of the President of Morningstar.

OWNERSHIP OF SECURITIES

Aggregate Dollar Range of Securities in the Funds

The following table indicates the dollar range of each Fund beneficially owned by the Fund's portfolio manager as of December 31, 2005.

Portfolio                        $1-$10,000   $10,001-   $50,001-     $100,001-    $500,001-    Over
Manager             None                      $50,000    $100,000     $500,000     $1,000,000   $1,000,000
------------------- ------------ ------------ ---------- ------------ ------------ ------------ -------------
Todd
Porter              (check)
------------------- ------------ ------------ ---------- ------------ ------------ ------------ -------------

PART C

                                OTHER INFORMATION

Item 23. Exhibits

     List all exhibits filed as part of the Registration Statement.

     1.   (a) Certificate of Trust - AEGON/Transamerica Series Trust (18)

     2.   Declaration of Trust (20)

          (b)  Bylaws (20)

          (c)  Not applicable

          (d)  Investment Advisory Agreements

     (1) a. Investment Advisory Agreement on behalf of the portfolios of AEGON/Transamerica Series Trust with Transamerica Fund Advisors, Inc. ("TFAI") formerly, AEGON/Transamerica Fund Advisers, Inc. (12)

          b.   Investment Advisory Agreement (updated Schedule A only) (16)

          c.   Amendment to Investment Advisory Agreement dated January 1, 2005
               (18)

          d.   Amendment to Investment Advisory Agreement dated May 1, 2006 (21)

     (2)  Sub-Advisory Agreement on behalf of Janus Growth (10)

     (3) Sub-Advisory Agreement on behalf of Van Kampen Mid-Cap Growth (formerly Van Kampen Emerging Growth (3)

     (4)  Sub-Advisory Agreement on behalf of Federated Growth & Income (3)

     (5)  Sub-Advisory Agreement on behalf of Mercury Large Cap Value (16)

     (6)  Sub-Advisory Agreement on behalf of Third Avenue Value (3)

     (7)  Sub-Advisory Agreement on behalf of AEGON Bond (10)

     (8)  Sub-Advisory Agreement on behalf of T. Rowe Price Small Cap (10)

     (9)  Sub-Advisory Agreement on behalf of Marsico Growth (14)

     (10) Sub-Advisory Agreement on behalf of Salomon All Cap (3)

     (11) Sub-Advisory Agreement on behalf of J.P. Morgan Mid Cap Value (16)

     (12) Sub-Advisory Agreement on behalf of Great Companies - America(SM) and Great Companies - Technology(SM) (4)

     (13) Sub-Advisory Agreement on behalf of Templeton Great Companies Global
          (15)

     (14) Sub-Advisory Agreement on behalf of American Century Large Company Value (16)

     (15) Sub-Advisory Agreement on behalf of American Century International (7)

     (16) Sub-Advisory Agreement on behalf of Munder Net50 (9)

     (17) Sub-Advisory Agreement on behalf of Clarion Global Real Estate Securities (formerly Clarion Real Estate Securities) (15)

     (18) Sub-Advisory Agreement on behalf of PIMCO Total Return (10)

     (19) Sub-Advisory Agreement on behalf of Transamerica Convertible Securities and Transamerica Money Market (10)

     (20) Sub-Advisory Agreement on behalf of Van Kampen Large Cap Core (16)

     (21) Sub-Advisory Agreement on behalf of and Van Kampen Active International Allocation (10)

     (22) Sub-Advisory Agreement on behalf of T. Rowe Price Equity Income and T. Rowe Price Growth Stock (10)

     (23) Sub-Advisory Agreement on behalf of Capital Guardian Value, Capital Guardian U.S. Equity and Capital Guardian Global (10)

     (24) Sub-Advisory Agreement on behalf of Jennison Growth (10)

     (25) Sub-Advisory Agreement on behalf of Transamerica Small/Mid Cap Value
          (16)

     (26) Sub-Advisory Agreement on behalf of Transamerica U.S. Government Securities (10)

     (27) Sub-Advisory Agreement on behalf of J.P. Morgan Enhanced Index (10)

     (28) Sub-Advisory Agreement on behalf of MFS High Yield (10)

     (29) Sub-Advisory Agreement on behalf of Transamerica Equity (10)

     (30) Sub-Advisory Agreements on behalf of Transamerica Growth Opportunities and Transamerica Value Balanced (14)

     (31) Sub-Advisory Agreement on behalf of Transamerica Equity II (15)

     (33) Sub-Advisory Agreement on behalf of Transamerica Balanced (16)

     (34) Morningstar Asset Allocation Management Agreement (20)

(e)  Distribution Agreement (3)

(f)  Director's Deferred Compensation Plan (1)

(g)  Custodian Agreement (2)

(h)  (1)  Administrative Services and Transfer Agency Agreement (2)

     (2)  Amendment to Administrative Services Agreement (17)

(i)  Opinion of Counsel (21)

(j)  Consent of Auditor (21)

          (k)  Not applicable

          (l)  Not applicable

          (m)  (1)  Plan of Distribution (3)

               (2)  Brokerage Enhancement Plan (11)

          (n)  Not applicable

          (o)  Reserved

          (p)  Code of Ethics

               (1)  Transamerica Fund Advisors, Inc. (17)

               (2)  AEGON/Transamerica Series Trust (20)

SUB-ADVISERS

     (1)  Federated Investment Counseling (19)

     (2)  Columbia Management Advisors, LLC (21)

     (3)  Janus Capital Management LLC (18)

     (4)  Salomon Brothers Asset Management Inc (19)

     (5)  Transamerica Investment Management, LLC (21)

     (6)  T. Rowe Price Associates, Inc (18)

     (7)  Great Companies, L.L.C. (6)

     (8)  Van Kampen Asset Management, Inc. (5)

     (9)  Third Avenue Management LLC (14)

     (10) American Century Investment Management, Inc. (8)

     (11) Munder Capital Management (18)

     (12) ING Clarion Real Estate Securities (18)

     (13) Jennison Associates LLC (18)

     (14) MFS Investment Management (10)

     (15) Pacific Investment Management Company LLC (18)

     (16) J.P Morgan Investment Management, Inc. (18)

     (17) Morgan Stanley Investment Management, Inc. (10)

     (18) Capital Guardian Trust Company (18)

     (19) Templeton Investment Counsel, LLC (18)

     (20) Fund Asset Management, L.P. doing business as Mercury Advisors (16)

     (21) Morningstar Associates, LLC (21)

----------
(1) Previously filed with Post-Effective Amendment No. 23 to the Registration Statement filed on April 19, 1996 and incorporated herein by reference.

(2) Previously filed with Post-Effective Amendment No. 26 to the Registration Statement filed on December 26, 1996 and incorporated herein by reference.

(3) Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.

(4) Previously filed with Post-Effective Amendment No. 37 to the Registration Statement filed on February 16, 2000 and incorporated herein by reference.

(5) Previously filed with Post-Effective Amendment No. 38 to The Registration Statement dated April 28, 2000 and incorporated herein by reference.

(6) Previously filed with Post-Effective Amendment No. 40 to the Registration Statement filed on September 1, 2000 and incorporated herein by reference.

(7) Previously filed with Post-Effective Amendment No. 43 to the Registration Statement filed on February 15, 2001 and incorporated herein by reference.

(8) Previously filed with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000 and incorporated herein by reference (File No. 2-82734).

(9) Previously filed with Post-Effective Amendment No. 44 to the Registration Statement filed on April 11, 2001 and incorporated herein by reference.

(10) Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.

(11) Previously filed with Post-Effective Amendment No. 52 to the Registration Statement filed on July 30, 2002 and incorporated herein by reference.

(12) Previously filed with Post-Effective Amendment No. 53 to the Registration Statement filed on August 16, 2002 and incorporated herein by reference.

(13) Previously filed with Post-Effective Amendment No. 54 to the Registration Statement filed on September 18, 2002 and incorporated herein by reference.

(14) Previously filed with Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2003 and incorporated herein by reference.

(15) Previously filed with Post-Effective Amendment No. 58 to the Registration Statement filed on October 15, 2003 and incorporated herein by reference.

(16) Previously filed with Post-Effective Amendment No. 60 to the Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(17) Previously filed with Post-Effective Amendment No. 62 to the Registration Statement filed on February 25, 2005 and incorporated herein by reference.

(18) Previously filed with Post-Effective Amendment No. 63 to the Registration Statement filed on April 22, 2005 and incorporated herein by reference.

(19) Previously filed with Transamerica IDEX Mutual Fund's Post-Effective Amendment No. 35 to the Registration Statement filed on April 3, 2000 and incorporated herein by reference (File No. 33-02659).

(20) Previously filed with Post-Effective Amendment No. 64 to the Registration Statement filed on June 3, 2005 and incorporated herein by reference.

(21) To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

     To the knowledge of the Registrant, neither the Registrant nor any series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 25. Indemnification.

     Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Declaration of Trust Bylaws which are incorporated herein by reference.

     Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

     Transamerica Fund Advisors, Inc.

     Transamerica Fund Advisors, Inc. ("TFAI") is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of Christopher A. Staples, Brian C. Scott and John K. Carter, directors of TFAI, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of TFAI: Carol A. Sterlacci, Vice President and Treasurer of Transamerica Fund Services, Inc. and other related entities.

                                      * * *

     Janus Growth: Sub-Adviser - Janus Capital Management LLC ("Janus")

     Janus Capital Management LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206, serves as sub-adviser to the portfolio. Janus also serves as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts.

     John H. Bluher, Executive Vice President, Secretary and Chief Public Affairs Officer; Bonnie M. Howe, Vice President and Assistant General Counsel; Kelley Abbott Howes, Senior Vice President and General Counsel; Steven L. Scheid, Chief Executive Officer; David R. Kowalski, Senior Vice President of Compliance and Chief Compliance Officer; Robin C. Beery, Executive Vice President and

Chief Marketing Officer; James P. Goff, Vice President and Director of Research; Edward F. Keely, Vice President; Karen L. Reidy, Vice President; Jonathan D. Coleman, Vice President; Ronald V. Speaker, Vice President; David J. Corkins, Vice President; Girard C. Miller, Executive Vice President and Chief Operating Officer; William H. Bales, Vice President; David C. Decker, Vice President; Mike Lu, Vice President; Brent A. Lynn, Vice President; Thomas R. Malley, Vice President; Sharon S. Pichler, Vice President; E. Marc Pinto, Vice President; Blaine P. Rollins, Vice President; Ron Sachs, Vice President; Scott W. Schoelzel, Vice President; J. Eric Thorderson, Vice President; Darrell W. Watters, Vice President; Jason Yee, Vice President; Stephen H. Belgrad, Senior Vice President of Finance and Strategy, and Treasurer; Matthew R. Luorma, Vice President-Taxation; Gregory A. Frost, Senior Vice President and Controller; Nigel J. Austin, Vice President of International Funds and General Counsel; Curt
R. Foust, Vice President, Assistant Secretary and Assistant General Counsel; Kevin Lindsell, Vice President of Corporate Risk Management; Peter Boucher, Senior Vice President of Human Resources; Russell P. Shipman, Senior Vice President of Institutional Services; Ken E. Paieski, Vice President and Director of Separate Account Services; Jane C. Ingalls, Senior Vice President, Corporate Communications; Andrea J. Young, Senior Vice President, Information Technology; Douglas J. Laird, Vice President, Retail Services and Operations; Mark Thomas, Vice President; John J. Mari, Vice President; Blair E. Johnson, Vice President; Gary D. Black, Chief Investment Officer and President; John Zimmerman, Executive Vice President; Erich Gerth, Senior Vice President and Managing Director of Janus Global Adviser; Richard Gibson Smith, Vice President; Minyoung Sohn, Vice President; Claire Young Stilwell, Vice President; Jack Swift, Vice President of Institutional Investment Services; David R. Martin, Executive Vice President and Chief Financial Officer; Jesper Nergaard, Vice President of Investment Accounting; Dominic C. Martellano, Executive Vice President; Robert Watson, Senior Vice President; and James Yount, Senior Vice President.

                                      * * *

     J. P. Morgan Enhanced Index, J.P. Morgan Mid Cap Value and AEGON Bond:
Sub-Adviser - J.P. Morgan Investment Management, Inc. ("J.P. Morgan")

     J.P. Morgan is a wholly-owned subsidiary of JPMorgan Chase & Co. J.P. Morgan provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

     The directors and principal officers of J.P. Morgan are listed below. Unless otherwise indicated, each director and officer has a principal business address of 522 Fifth Avenue, New York, NY 10036: Evelyn V. Guernsey, Managing Director, Director and President; George C.W. Gatch, Director, Managing Director; Lawrence Unrein, Director, Managing Director; Anthony M. Roberts, Managing Director, Head of Legal; Seth P. Bernstein, Managing Director, Global Head of Fixed Income; Martin R. Porter, Managing Director, Global Head of Equities; Andrew Spencer, Managing Director, Chief Investment Officer of U.S. Retail Business; Francis X. Curley, Managing Director, Chief Compliance Officer; Clive S. Brown, Director; Iiman A. Pappas, Managing Director, Treasurer.

                                      * * *

     Van Kampen Mid-Cap Growth (formerly Van Kampen Emerging Growth), Van Kampen Large Cap Core and Van Kampen Active International Allocation: Sub-Adviser - Van Kampen Asset Management Inc. (sub-adviser for Van Kampen Mid-Cap Growth) and Morgan Stanley Investment Management Inc. (sub-adviser for Van Kampen Large Cap Core and Van Kampen Active International Allocation)

     Van Kampen Asset Management (the "sub-adviser") serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are: Mitchell M. Merin, Chairman, President, Chief Executive Officer and Director of the sub-adviser, and Van Kampen; A. Thomas Smith III, Managing Director and a Director of the sub-adviser, VK Adviser and Van Kampen; David M. Swanson, Chief Operating Officer and Director of the sub-adviser, Van Kampen; Joseph J. McAlinden, Managing Director and Chief Investment Officer of the sub-adviser and Van Kampen; John L. Sullivan, Managing Director and Director of the sub-adviser and Van Kampen; Edward C. Wood, III, Managing Director and Chief Administrative Officer of the sub-adviser and Van Kampen; Alexander C. Frank, Treasurer of the sub-adviser and Van Kampen; Walter E. Rein, Executive Director and Chief Financial Officer of the sub-adviser and Van Kampen; Stefanie Chang Yu, Secretary of the sub-adviser and Van Kampen. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of Messrs. Rein, Sullivan, Swanson and Wood is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 - 5555. The address of Messrs. Merin, McAlinden, Smith and Ms. Chang Yu is 1221 Avenue of the Americas, New York, NY 10020. The address of Mr. Frank is 750 7th Avenue, New York, NY 10019.

     Morgan Stanley Investment Management Inc. (the "sub-adviser") serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are: Mitchell M. Merin, President and Chief Operating Officer; Joseph J. McAlinden, Chief Investment Officer and Managing Director; Rajesh K Gupta, Chief Administrative Officer - Investments and Managing Director; Ronald E. Robison, Chief Global Operations Officer and Managing Director; Barry Fink, Managing Director;

Alexander Frank, Treasurer and Managing Director and Jeffrey Hiller, Global Director of Compliance and Managing Director. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of Messrs. Biggs, Merin, McAlinden, Gupta, Robison, Fink and Hiller is 1221 Avenue of the Americas, New York, NY 10020. The address of Mr. Frank is 750 7th Avenue, New York, NY 10019.

                                      * * *

     Federated Growth & Income: Sub-Adviser - Federated Equity Management Company of Pennsylvania ("Federated")

     Federated Equity Management Company of Pennsylvania, Federated Investors Tower, Pittsburgh, PA 15222-3779, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc.

     Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management by Federated and other subsidiaries of Federated Investors, Inc. is approximately $198 billion. The Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); Keith M. Schappert, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp.; Trustee and President - Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.); Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Advisory Services Company, Federated Global Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bavard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

     The remaining Officer of Federated is Secretary and Vice President: G. Andrew Bonnewell.

     The business address of each of the Officers of Federated is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

                                      * * *

     Third Avenue Value: Sub-Adviser - Third Avenue Management LLC ("TAM")

     TAM is a Delaware Limited Liability Company. The parent company of TAM is Third Avenue Holdings Delaware LLC, 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining 40% of which is owned by the senior management of TAM, certain key employees of the sub-adviser and the children of Martin J. Whitman.

     The officers of TAM are listed below. Unless otherwise indicated, each Chief Operating Officer has held the positions listed at TAM or its predecessor for at least the past two years and is located at TAM's business address of 622 Third Avenue, New York, New York, 10017. Martin J. Whitman, Co-Chief Investment Officer of TAM; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust; Member of the Board of Directors of Danielson Holding Corporation, and Nabors Industries, Inc.; David M. Barse, President and CEO of TAM; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Danielson Holding Corporation and American Capital Access Holdings, Inc.; Michael T. Carney, Chief Financial Officer of TAM, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of TAM, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC.

                                      * * *

     Salomon All Cap: Sub-Adviser - Salomon Brothers Asset Management Inc. ("SaBAM")

     SaBAM is located at 399 Park Avenue, New York, NY, 10022. The directors and officers are as follows: Virgil H. Cumming, Member of the Board of Directors and Managing Director of Citigroup Global Markets Inc.; Peter J. Wilby, Member of the Board of Directors and Managing Director of SaBAM; Evan L. Melberg, Member of the Board of Directors and Managing Director of SaBAM; Michael F. Rosenbaum, Chief Legal Officer and General Counsel of Citigroup Asset Management; Jeffrey
S. Scott, Compliance Officer.

                                      * * *

     T. Rowe Price Small Cap, T. Rowe Price Equity Income, and T. Rowe Price Growth Stock: Sub-Adviser - T. Rowe Price Associates, Inc. ("T. Rowe")

     T. Rowe Price Associates, Inc., ("T. Rowe") located at 100 East Pratt Street, Baltimore, MD 21202. Directors of T. Rowe are: Edward C. Bernard; James A.C. Kennedy; William T. Reynolds; James S. Riepe; George A. Roche; and David Testa.

                                      * * *

     Great Companies - America(SM) and Great Companies - Technology(SM):
Sub-Adviser - Great Companies, L.L.C. ("Great Companies"); Templeton Great Companies Global: Great Companies, L.L.C. (Co-Sub-Adviser)

     Great Companies, L.L.C. ("Great Companies"), 635 Court Street, Clearwater, Florida 33756, serves as sub-adviser to Great Companies - America(SM) and Great Companies - Technology(SM), and as co-sub-adviser to Templeton Great Companies Global. John R. Kenney, Member and Manager, serves as Chairman and Co-CEO. James Hare Huguet, Member and Manager, serves as President, Co-CEO and Chief Investment Officer.; Thomas R. Moriarty, Manager, also serves as Chairman, Director and Co-President of InterSecurities, Inc.; Vice President of AFSG Securities Corp.; and Vice President of Western Reserve Life Assurance Co. of Ohio; John C. Riazzi, Manager, also serves as CEO of Transamerica Investment Management, LLC ("TIM"), an affiliated Investment Adviser of Great Companies, LLC; and Ray Ferrara, Manager, also serves as President and CEO of ProVise Management, a non-affiliated investment adviser.

                                      * * *

     Templeton Great Companies Global: Co-Sub-Adviser Templeton Investment Counsel, LLC ("Templeton")

     Templeton Investment Counsel, LLC ("Templeton"), One Franklin Parkway, San Mateo, California 94403-1906, serves as co-sub-adviser to Templeton Great Companies Global. The executive officers of Templeton are as follows: Donald F. Reed, CEO; Gary P. Motyl, President; Martin L. Flanagan, Executive Vice President & COO; Gregory E. McGowan, Executive Vice President; Mark R. Beveridge, Sr. Vice President & portfolio Manager - Research Analyst; Tracy A. Harrington, Sr. Vice President - Institutional Marketing Support; William Howard, Executive Vice President & portfolio Manager - Research Analyst; Charles
R. Hutchens, Sr. Vice President & Director Client Services; Peter A. Nori, Executive. Vice President & Director of Research; Cindy L. Sweeting, Executive. Vice President & Director of Research; Edgerton T. Scott, Sr. Vice President; Michael J. Corcoran, Vice President & Controller; Peter D. Anderson, Sr. Vice President - Institutional Marketing; Guang Yang, Sr. Vice President; Barbara J. Green, Secretary.

                                      * * *

     American Century Large Company Value: Sub-Adviser - American Century Investment Management Inc. ("American Century")

     American Century is located at, 4500 Main Street, Kansas City, MO 64111. James Evans Stowers, Jr. is Chairman of the Board; James Evans Stowers, III is Co-Chairman of the Board; William McClellan Lyons is President, Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David H. Reinmiller is Chief Compliance Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; William E. Koehler is Vice President and Investment Liaison; Mark L. Mallon is Chief Investment Officer and Senior Vice President.

                                      * * *

     American Century International: Sub-Adviser - American Century Global Investment Management, Inc. ("ACGIM")

     ACGIM is located at, The Chrysler Center, 666 3rd Avenue, 23rd Floor, New York, NY 10017. James Evans Stowers, Jr. is Chairman of the Board; James Evans Stowers, III is Co-Chairman of the Board; William McClellan Lyons is President, Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David H. Reinmiller is Chief Compliance Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; Mark
L. Mallon is Chief Investment Officer and Senior Vice President.

                                      * * *

     Munder Net50: Sub-Adviser - Munder Capital Management ("Munder")

     Munder, located at 480 Pierce Street, Birmingham, MI 48009, performs investment advisory services for investment companies and institutional and individual investors. The partners of Munder are WAM Holdings, Inc. ("WAM"), WAM Holdings II, Inc. ("WAM II") and Munder Group, LLC. WAM and WAM II are wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held band holding company. Comerica Incorporated, through its subsidiary Comerica Bank, owns or controls approximately 96% of the partnership interests in the Sub-Adviser (87% on a fully diluted basis). Executive Officers of Munder include: Dennis J. Moordian, Chief Executive Officer, who also serves as Executive Vice President - Wealth and Institutional Management of Comerica Incorporated; Enrique Chang, President and Chief Executive Officer, who also serves as President and Principal Executive Officer of The Munder Funds, Executive Vice President, Investment Management and Chief Investment Officer of Comerica Bank and President of Pierce Street Advisors, LLC; Peter K. Hoglund, Managing Director, Chief Administrative Officer, who also serves as Vice President and Principal Financial Officer of The Munder Funds, and Chief Administrative Officer of Pierce Street Advisors, LLC; Todd B. Johnson, Managing Director, Chief Investment Officer, Passive, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of THE BISYS Group, Inc.; Peter G. Root, Managing Director, Chief Investment Officer - Fixed Income, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.; Stephen J. Shenkenberg, Managing Director, General Counsel and Chief Compliance Officer, who also serves as Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer of The Munder Funds, General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC, and is a Registered Representative Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.; John S. Adams, Managing Director, Chief Investment Officer, Equities, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.; Sharon E. Fayolle, Managing Director, Cash Management, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.; Anne K. Kennedy, Managing Director, Institutional Investment Services, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.; and Beth Obear, Managing Director, Human Resources.

                                      * * *

     Capital Guardian Value, Capital Guardian U.S. Equity and Capital Guardian
Global: Sub-Adviser - Capital Guardian Trust Company ("Capital Guardian")

     Capital Guardian is located at, 333 South Hope Street, Los Angeles, CA 90071. The executive officers include: Michael R. Ericksen, Director; David I. Fisher, Director; William H. Hurt, Chairman & Director; Nancy J. Kyle, Director; Robert Ronus, Director; Theodore R. Samuels, Director; Lionel A. Sauvage, Director; John H. Seiter, Director & Executive Vice President; Eugene P. Stein, Executive Vice President; Andrew F. Barth, Director; Julius T. Berkemeir, Vice President; James S. Kong, Senior Vice President; Karin L. Larson Director; Louise M. Moriarty, Senior Vice President; Shelby Notkin, Senior Vice President.

                                      * * *

     Clarion Real Estate Securities: Sub-Adviser - ING Clarion Global Real Estate Securities ("Clarion")

     Clarion is located at 259 North Radnor-Chester Road, Suite 205, Radnor, PA 19087. The officers are as follows: Ritson T. Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen J. Furnary, Executive Officer; Charles Grossman, Executive Officer; G. Stephen Cordes, Executive Officer; and Jeffrey A. Barclay, Executive Officer.

                                      * * *

     Jennison Growth: Sub-Adviser - Jennison Associates LLC ("Jennison")

     Jennison is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

     The business and other connections of Jennison's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

      NAME AND ADDRESS                            Principal Occupation
      ----------------                            --------------------
Dennis M. Kass                        Director, Chairman and Chief Executive
                                         Officer, Jennison. Chairman and
                                         Manager, Quantitative Management
                                         Associates LLC ("QM"). Director and
                                         Vice President, Prudential Investment
                                         Management, Inc. ("PIM"). Signatory
                                         Second Vice President, The Prudential
                                         Insurance Company of America ("PICA").

Spiros Segalas                        Director, President and Chief Investment
                                         Officer, Jennison.

Ronald K. Andrews                     Director, Jennison. Senior Vice President,
   Gateway Center Three, 15th Floor      Prudential Investments LLC. Senior Vice
   100 Mulberry Street                   President, American Skandia Investment
   Newark, New Jersey 07102              Services, Incorporated. Senior Vice
                                         President, American Skandia Advisory
                                         Services, Inc. Manager, QM.

Timothy J. Knierim                    Director, Jennison. Assistant Secretary,
   Gateway Center Two, 6th Floor         PIM Warehouse, Inc. ("PIMW"). Corporate
   100 Mulberry Street                   Secretary, Pramerica Financial Asia
   Newark, New Jersey 07102              Limited. Secretary and Vice President,
                                         Residential Information Services, Inc.
                                         Vice President, PIM. Manager, QM.

Bernard B. Winograd                   Director, Jennison. Director, Chief
   Gateway Center Three, 15th Floor      Executive Officer and President, PIM.
   100 Mulberry Street                   Director and Vice President, Prudential
   Newark, New Jersey 07102              Asset Management Holding Company.
                                         Director and Chairman, PIMW. Director
                                         and Chairman, PIC Holdings Limited.
                                         Executive Vice President, Prudential
                                         Investment Management Services LLC.
                                         Director and President, PIM
                                         Investments, Inc. President, PIM
                                         Foreign Investments, Inc. Signatory
                                         Second Vice President, PICA. Manager,
                                         QM.

Mirry M. Hwang                        Secretary, Vice President and Corporate
                                         Counsel, Jennison.

Kenneth Moore                         Treasurer, Senior Vice President and Chief
                                         Financial Officer, Jennison. Chief
                                         Financial Officer, Manager and Vice
                                         President, QM. Vice President, PIM.
                                         Director, Prudential Trust Company
                                         ("PTC"). Signatory Second Vice
                                         President, PICA.

Blair A. Boyer                        Executive Vice President, Jennison.

David Chan                            Executive Vice President, Jennison.

Michael A. Del Balso                  Executive Vice President, Jennison.
                                         Vice President, PTC.

Thomas F. Doyle                       Executive Vice President, Jennison.
   1000 Winter Street, Suite 4900
   Waltham, Massachusetts 02154

Daniel J. Duane                       Executive Vice President, Jennison.
                                         Vice President, PTC.

Scott L. Hayward                      Executive Vice President, Jennison. Vice
                                         President, PIM. Vice President, QM.
                                         Signatory Second Vice President, PICA.

Susan F. Hirsch                       Executive Vice President, Jennison.

David A. Kiefer                       Executive Vice President, Jennison. Vice
                                         President, PTC.

Jonathan R. Longley                   Executive Vice President, Jennison.
   1000 Winter Street, Suite 4900
   Waltham, Massachusetts 02154

Mehdi A. Mahmud                       Executive Vice President, Jennison. Vice
                                         President, QM.

Kathleen A. McCarragher               Executive Vice President, Jennison. Vice
                                         President, PTC.

Thomas G. Wolfe                       Executive Vice President, Jennison.

Andrew Goldberg                       Senior Vice President, Jennison. Vice
                                         President, QM. Signatory Second Vice
                                         President, PICA.

Leslie S. Rolison                     Senior Vice President, Jennison.

                                      * * *

     MFS High Yield: Sub-Adviser - MFS Investment Management ("MFS")

     MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. The Directors of MFS are John W. Ballen, Kevin R. Parke, William W. Scott, Jr., Martin E. Beaulieu, Robert J. Manning, C. James Prieur, Donald A. Stewart, William W. Stinson, James C. Baillie and Richard L. Schmalensee. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. William Scott is Vice Chairman, Mr. Beaulieu is Executive Vice President and also Director of Global Distribution. Mr. Parke is President and also Chief Investment Officer. Mr. Manning is also Executive Vice President and Chief Fixed Income Officer. Stephen E. Cavan is a Senior Vice

President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Robert J. Whelan is a Senior Vice President and Chief Financial Officer of MFS, and Thomas B. Hastings is a Senior Vice President and Treasurer of MFS.

                                      * * *

     PIMCO Total Return: Sub-Adviser - Pacific Investment Management Co LLC ("PIMCO")

PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Officers and Executive Officers of PIMCO are as follows:
Tammie J. Arnold, William R. Benz, John B. Brynjolfsson, Wendy W. Cupps, Chris
P. Dialynas, Mohamed A. El-Erian, William H. Gross (EC), Pasi M. Hamalainen, Brent R. Harris (EC), Douglas M. Hodge (Tokyo), Brent L. Holden (EC), Margaret
E. Isberg, James M. Keller, Raymond G. Kennedy, John S. Loftus, Sudesh N. Mariappa, Scott A. Mather (Munich), Paul A. McCulley, Joseph McDevitt (London), James F. Muzzy, Mohan V. Phansalkar, William F. Podlich (Consulting), William C. Powers (EC), Ernest L. Schmider, W. Scott Simon, William S. Thompson (EC), Richard M. Weil (EC), Changhong Zhu; William S. Thompson, Chief Executive Officer; William H. Gross, Chief Investment Officer; John C. Maney, Chief Financial Officer; Mohan V. Phansalkar, Chief Legal Officer; Richard M. Weil, Chief Operating Officer; Denise C. Seliga, Chief Compliance Officer; R. Wesley Burns, Director.

EC = Executive Committee of PIMCO

                                      * * *

     Transamerica Equity, Transamerica U.S. Government Securities, Transamerica Balanced, Transamerica Equity II, Transamerica Money Market, Transamerica Value Balanced, Transamerica Convertible Securities, Transamerica Small/Mid Cap Value and Transamerica Growth Opportunities: Sub-Adviser - Transamerica Investment Management, LLC ("TIM")

     TIM is located at 1150 South Olive Street, Suite 2700, Los Angeles, California 90015. The officers are Gary U. Rolle', Principal, Managing Director and Chief Investment Officer; John C. Riazzi, Principal Managing Director and Chief Executive Officer; Michelle E. Stevens, Principal, Managing Director and portfolio Manager; Heidi Y. Hu, Head of Fixed-Income Investments, Principal, Managing Director and portfolio Manager; David W. Lubchenco, Principal and Managing Director; Glenn C. Weirick, Principal, Managing Director and portfolio Manager; Bradley C. Slocum, Principal and Managing Director; Larry Norman, President and Chief Executive Officer of AEGON USA, Inc.; and Paula Nelsen, Chief Executive Officer of Transamerica. and Ray Ferrara, Manager, also serves as President, CEO of ProVise Management, a non-affiliated investment adviser.

                                      * * *

     Marsico Growth: Sub-Adviser - Columbia Management Advisors, LLC (formerly, Banc of America Capital LLC) ("CMA")

     CMA, 100 Federal Street, Boston, MA 02110, serves as sub-adviser to Marsico Growth. Keith T. Banks, Chairman, President, Chief Executive Officer, Chief Investment Officer and Manager; Roger A. Sayler, Managing Director and Manager; Linda J. Wondrack, Chief Compliance Officer; Andrei G. Magasiner, Chief Financial Officer.

                                      * * *

     Mercury Large Cap Value: Sub-Adviser - Fund Asset Management, L.P., doing business as Mercury Advisors ("Mercury")

     Mercury is located at 800 Scudders Mill Road, Plainsboro, NJ 08536. Robert
C. Doll, President, Chief Investment Officer; Anthony J. Patti, Head - Americas Risk and Performance; Thomas J. Verage, Managing Director, Equity Investments; Brian J. Fullerton, Head of Investments; Kenneth A. Jacob, Co-Head - Tax-Exempt Investments; John M. Loffredo, Co-Head - Tax-Exempt Investments; Brian A. Murdock, First Vice President and Chief Operating Officer of Americas Region; Donald C. Burke, Treasurer; Andrew J. Donahue, Chief Legal Officer; Jay L. Willoughby, CIO - Private Investors; Archie J. Struthers, Head - Managed Account Team of Private Investors.

Item 27. Principal Underwriter

     (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Fund. AFSG currently serves as principal underwriter for the separate accounts of other affiliated Insurance Companies.

     (b)  Directors and Officers of AFSG:

Larry N. Norman            (1)   Director and President                N/A

Paula G. Nelson            (5)   Director                              N/A

Phillip S. Eckman          (5)   Director                              N/A

Lisa Wachendorf            (1)   Vice President and Chief Compliance   N/A
                                 Officer

John K. Carter             (2)   Vice President                        Senior Vice President, Secretary,
                                                                       Counsel and Chief Compliance Officer

Michael C. Massrock        (2)   Vice President                        N/A

Carol A. Sterlacci         (2)   Assistant Controller and Treasurer    N/A

Frank A. Camp              (1)   Secretary                             N/A

Teresa L. Stolba           (1)    Assistant Compliance Officer         N/A

Clifton W. Flenniken III   (4)   Assistant Treasurer                   N/A

Priscilla I. Hechler       (2)   Assistant Vice President and          N/A
                                 Assistant Secretary

Darin D. Smith             (1)   Vice President and                    N/A
                                 Assistant Secretary

Kyle A. Keelan             (1)   Vice President                        N/A

     (2)  4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

     (3)  570 Carillon Parkway, St. Petersburg, FL 33716-1202

     (4)  400 West Market Street, Louisville, KY 40202

     (5)  1111 North Charles Street, Baltimore, MD 21201

     (6)  600 South Highway 169, Suite 1800, Minneapolis, MN 55426

Item 28. Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of Transamerica Fund Advisors, Inc. and Transamerica Fund Services, Inc. at their offices at 570 Carillon Parkway, St. Petersburg. Florida 33716, or at the offices of the Fund's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02111.

Item 29. Management Services.

     Not applicable

Item 30. Undertakings.

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AEGON/Transamerica Series Trust, has duly caused this Post-Effective Amendment No. 65 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 15th day of February, 2006.

                                        AEGON/TRANSAMERICA SERIES TRUST


                                        By: /s/ Brian C. Scott
                                            ------------------------------------
                                            Brian C. Scott*
                                            President & Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 65 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature and Title                                                     Date
-------------------                                                     ----


/s/ Peter R. Brown                      Chairman & Trustee              February 15, 2006
-------------------------------------
Peter R. Brown *


/s/ William W. Short, Jr.               Trustee                         February 15, 2006
-------------------------------------
William W. Short, Jr. *


/s/ Daniel Calabria                     Trustee                         February 15, 2006
-------------------------------------
Daniel Calabria *


/s/ Charles C. Harris                   Trustee                         February 15, 2006
-------------------------------------
Charles C. Harris*


/s/ Janice B. Case                      Trustee                         February 15, 2006
-------------------------------------
Janice B. Case*


/s/ Thomas P. O'Neill                   Trustee                         February 15, 2006
-------------------------------------
Thomas P. O'Neill*


/s/ Russell A. Kimball, Jr.             Trustee                         February 15, 2006
-------------------------------------
Russell A. Kimball, Jr. *


/s/ Leo J. Hill                         Trustee                         February 15, 2006
-------------------------------------
Leo J. Hill *


/s/ John W. Waechter                    Trustee                         February 15, 2006
--------------------
John W. Waechter*


/s/ Brian C. Scott                      Trustee, President              February 15, 2006
-------------------------------------   & Chief Executive Officer
Brian .C. Scott*


/s/ Glenn Brightman                     Vice President                  February 15, 2006
-------------------------------------   & Principal Financial Officer
Glenn Brightman


/s/ John K. Carter
-------------------------------------
* Signed by John K. Carter
as Attorney-in-fact

                             WASHINGTON, D.C. 20549
                       SECURITIES AND EXCHANGE COMMISSION

                               EXHIBITS FILED WITH
                       POST-EFFECTIVE AMENDMENT NO. 65 TO
                            REGISTRATION STATEMENT ON
                                    FORM N-1A

                         AEGON/TRANSAMERICA SERIES TRUST
                             REGISTRATION NO. 33-507

                     ALL EXHIBITS TO BE FILED BY AMENDMENT.